File No. 333-[ ]

AS FILED WITH THE SECURITIES AND EXCHANGE COMMISSION ON DECEMBER 19, 2019

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-14

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

Pre-Effective Amendment No. [ ]

Post-Effective Amendment No. [ ]

JNL Variable Fund LLC

(Exact Name of Registrant as Specified in Charter)

1 Corporate Way

Lansing, Michigan 48951

(Address of Principal Executive Offices)

(517) 381-5500

(Registrant’s Area Code and Telephone Number)

225 West Wacker Drive

Chicago, Illinois 60606

(Mailing Address)

With copies to:

EMILY J. BENNETT, ESQ. JNL Variable Fund LLC 1 Corporate Way Lansing, Michigan 48951	PAULITA PIKE, ESQ. Ropes & Gray LLP 191 North Wacker Drive Chicago, Illinois 60606

Approximate Date of Proposed Public Offering:

As soon as practicable after this Registration Statement becomes effective.

_________________________________

 It is proposed that this Registration Statement will become effective on January 20, 2020, pursuant to Rule 488 under the Securities Act of 1933, as amended.

Title of securities being registered: Class A and Class I Shares of beneficial interest in the series of the registrant designated as the JNL/Mellon Nasdaq® 100 Index Fund.

No filing fee is required because the registrant is relying on Section 24(f) of the Investment Company Act of 1940, as amended, pursuant to which it has previously registered an indefinite number of shares (File Nos. 333-68105 and 811-09121).

JNL VARIABLE FUND LLC

CONTENTS OF REGISTRATION STATEMENT

This Registration Statement contains the following papers and documents:

Cover Sheet

Contents of Registration Statement

Letter to Contract Owners

Notice of Special Meeting

Contract Owner Voting Instructions

Part A - Proxy Statement/Prospectus

Part B - Statement of Additional Information

Part C - Other Information

Signature Page

Exhibits

JACKSON NATIONAL LIFE INSURANCE COMPANY

JACKSON NATIONAL LIFE INSURANCE COMPANY OF NEW YORK

1 Corporate Way

Lansing, Michigan 48951

February 10, 2020

Dear Contract Owner:

Enclosed is a notice of a Special Meeting of Shareholders of the JNL/Mellon S&P 1500 Growth Index Fund (the “S&P Fund” or the “Acquired Fund”), a series of the JNL Series Trust (“JNLST”). The Special Meeting of Shareholders of the Acquired Fund is scheduled to be held at the offices of Jackson National Life Insurance Company, 1 Corporate Way, Lansing, Michigan, 48951, on March 27, 2020, at 12:30 p.m., Eastern Time (the “Meeting”). At the Meeting, the shareholders of the Acquired Fund will be asked to approve the proposal described below.

JNLST’s Board of Trustees (the “JNLST Board”) called the Meeting to request shareholder approval of the reorganization (the “Reorganization”) of the Acquired Fund into the JNL/Mellon Nasdaq® 100 Index Fund (the “Nasdaq Fund” or the “Acquiring Fund”), a series of the JNL Variable Fund LLC (“VF LLC”). The Acquired Fund and the Acquiring Fund are each sometimes referred to herein as a “Fund” and collectively, the “Funds.” The JNLST Board considered that the S&P Fund was launched in September 2017 to provide long-term capital growth by seeking to mirror the performance of the S&P 1500® Growth Index. The JNLST Board also considered that while both Funds have significant style overlap and growth-oriented investment strategies, and are passively managed, the S&P Fund has not gained a significant amount of traction since its inception. Thus, the JNLST Board considered the recommendation of Jackson National Asset Management, LLC ("JNAM"), the investment adviser to the Funds, to merge the S&P Fund into the Nasdaq Fund given the Nasdaq Fund’s net fund expense ratio and economies of scale. The JNLST Board also noted that, after the Reorganization, the Nasdaq Fund will be redomiciled into JNLST and become a series of JNLST. The JNLST Board did not determine any considerations related to this Reorganization to be adverse.

The JNLST Board, after careful consideration, approved the Reorganization. After considering JNAM’s recommendation, the JNLST Board concluded that: (i) the Reorganization will benefit the shareholders of the Acquired Fund; (ii) the Reorganization is in the best interests of the Acquired Fund; and (iii) the interests of the shareholders of the Acquired Fund will not be diluted as a result of the Reorganization. No one factor was determinative, and each Trustee may have attributed different weights to the various factors.

Both the Acquired Fund and the Acquiring Fund are managed by JNAM, and each is sub-advised by Mellon Investments Corporation. If the Reorganization is approved and implemented, each person that invests indirectly in the Acquired Fund will automatically become an investor indirectly in the Acquiring Fund.

Pending shareholder approval, effective as of the close of business on April 24, 2020, or on such later date as may be deemed necessary in the judgment of the JNLST Board or VF LLC’s Board of Managers (the “VF LLC Board”) and in accordance with the Plan of Reorganization (the “Closing Date”), you will invest indirectly in shares of the Acquiring Fund in an amount equal to the dollar value of your interest in the Acquired Fund on the Closing Date. As of the date hereof, it is not expected that the Closing Date will be postponed. If the Closing Date is postponed to allow for additional time to solicit shareholder votes, shareholders will remain shareholders of their respective Fund(s). No sales charge, redemption fees, or other transaction fees will be imposed in the Reorganization. The Reorganization will not cause any fees or charges under your contract to be greater after the Reorganization than before the Reorganization, and the Reorganization will not alter your rights under your contract or the obligations of the insurance company that issued the contract. Following the Reorganization, the Acquiring Fund will be the accounting and performance survivor.

You may wish to take actions relating to your future allocation of premium payments under your insurance contract to the various investment divisions (the “Divisions”) of the separate account. You may execute certain changes prior to the Reorganization, in addition to participating in the Reorganization with regard to the Acquiring Fund, such as allocating your premium payments to other Divisions.

All actions with regard to the Acquired Fund need to be completed by the Closing Date. In the absence of new instructions prior to the Closing Date, future premium payments previously allocated to the Acquired Fund Division will be allocated to the Acquiring Fund Division. The Acquiring Fund Division will be the Division for future allocations under the Dollar Cost Averaging, Earnings Sweep, and Rebalancing Programs (together, the “Programs”). In addition to the Acquiring Fund Division, there are other Divisions investing in mutual funds that seek total return. If you want to transfer all or a portion of your Contract value out of the Acquired Fund Division prior to the Reorganization, you may do so and that transfer will not be treated as a transfer for the purpose of determining how many subsequent transfers may be made in any period or how many may be made in any period without charge. In addition, if you want to transfer all or a portion of your Contract value out of the Acquiring Fund Division after the Reorganization, you may do so within 60 days following the Closing Date and that transfer will not be treated as a transfer for the purpose of determining how many subsequent transfers may be made in any period or how many may be made in any period without charge. You will be provided with an additional notification of this free-transfer policy on or about April 27, 2020.

If you want to change your allocation instructions as to your future premium payments or the Programs or if you require summary descriptions of the other underlying funds and Divisions available under your contract or additional copies of the prospectuses for other funds underlying the Divisions, please contact:

For Jackson variable annuity policies:

Annuity Service Center
P.O. Box 24068
Lansing, Michigan 48909-4068
1-800-644-4565
www.jackson.com

For Jackson New York variable annuity policies:

Jackson of NY Service Center
P.O. Box 24068
Lansing, Michigan 48909-4068
1-800-599-5651
www.jackson.com

An owner of a variable annuity contract or certificate that participates in the Acquired Fund through the Divisions of separate accounts established by Jackson National Life Insurance Company or Jackson National Life Insurance Company of New York (each, an “Insurance Company”) is entitled to instruct the applicable Insurance Company how to vote the Acquired Fund shares related to the ownership interest in those accounts as of the close of business on January 31, 2020. The attached Notice of Special Meeting of Shareholders and Proxy Statement and Prospectus concerning the Meeting describe the matters to be considered at the Meeting.

You are cordially invited to attend the Meeting. Because it is important that your vote be represented whether or not you are able to attend, you are urged to consider these matters and to exercise your right to vote your shares by completing, dating, signing, and returning the enclosed voting instruction card in the accompanying return envelope at your earliest convenience or by relaying your voting instructions via telephone or the Internet by following the enclosed instructions. Of course, we hope that you will be able to attend the Meeting, and if you wish, you may vote your shares in person, even if you may have already returned a voting instruction card or submitted your voting instructions via telephone or the Internet. At any time prior to the Meeting, you may revoke your voting instructions by providing the Insurance Company with a properly executed written revocation of such voting instructions, properly executing later-dated voting instructions by a voting instruction card, telephone, or the Internet, or appearing and voting in person at the Meeting. Please respond promptly in order to save additional costs of proxy solicitation and to make sure you are represented.

Very truly yours,

Mark D. Nerud

Trustee, President, and Chief Executive Officer

JNL Variable Fund LLC

ii

JNL SERIES TRUST

JNL/Mellon S&P 1500 Growth Index Fund

1 Corporate Way

Lansing, Michigan 48951

________________________

NOTICE OF SPECIAL MEETING OF SHAREHOLDERS

TO BE HELD ON MARCH 27, 2020

________________________

To the Shareholders:

NOTICE IS HEREBY GIVEN that a Special Meeting of Shareholders of the JNL/Mellon S&P 1500 Growth Index Fund (the “S&P Fund” or the “Acquired Fund”), a series of the JNL Series Trust (“JNLST”), will be held on March 27, 2020 at 12:30 p.m., Eastern Time, at the offices of Jackson National Life Insurance Company, 1 Corporate Way, Lansing, Michigan 48951 (the “Meeting”).

The Meeting will be held to act on the following proposals:

1.	To approve the Plan of Reorganization, adopted by the JNLST’s Board of Trustees (the “JNLST Board”), which provides for the reorganization of the S&P Fund into the JNL/Mellon Nasdaq® 100 Index Fund, a series of the JNL Variable Fund LLC.
2.	To transact other business that may properly come before the Meeting or any adjournments thereof.

Please note that owners of variable annuity contracts or certificates (the “Contract Owners”) issued by Jackson National Life Insurance Company or Jackson National Life Insurance Company of New York (each, an “Insurance Company”) who have invested in shares of the Acquired Fund through the investment divisions of a separate account or accounts of an Insurance Company (“Separate Account”) will be given the opportunity, to the extent required by law, to provide the applicable Insurance Company with voting instructions on the above proposals.

You should read the Proxy Statement and Prospectus attached to this notice prior to completing your proxy or voting instruction card. The record date for determining the number of shares outstanding, the shareholders entitled to vote, and the Contract Owners entitled to provide voting instructions at the Meeting and any adjournments thereof has been fixed as the close of business on January 31, 2020. If you attend the Meeting, you may vote or give your voting instructions in person.

YOUR VOTE IS IMPORTANT.

PLEASE RETURN YOUR PROXY CARD OR VOTING INSTRUCTION CARD PROMPTLY.

Regardless of whether you plan to attend the Meeting, you should vote or give voting instructions by promptly completing, dating, signing, and returning the enclosed proxy or voting instruction card for the Acquired Fund in the enclosed postage-paid envelope. You also can vote or provide voting instructions through the Internet or by telephone using the 12-digit control number that appears on the enclosed proxy or voting instruction card and following the simple instructions. At any time prior to the Meeting, you may revoke your voting instructions by providing the Insurance Company with a properly executed written revocation of such voting instructions, properly executing later-dated voting instructions by a voting instruction card, telephone, or the Internet, or appearing and voting in person at the Meeting. If you are present at the Meeting, you may change your vote or voting instructions, if desired, at that time. The JNLST Board recommends that you vote or provide voting instructions to vote FOR the proposal.

By order of the JNLST Board,

Mark D. Nerud

Trustee, President, and Chief Executive Officer

February 10, 2020

Lansing, Michigan

ii

JACKSON NATIONAL LIFE INSURANCE COMPANY

JACKSON NATIONAL LIFE INSURANCE COMPANY OF NEW YORK

CONTRACT OWNER VOTING INSTRUCTIONS

REGARDING A SPECIAL MEETING OF SHAREHOLDERS OF

JNL/MELLON S&P 1500 GROWTH INDEX FUND

A SERIES OF THE JNL SERIES TRUST

TO BE HELD ON MARCH 27, 2020

DATED: FEBRUARY 10, 2020

GENERAL

These Contract Owner voting instructions are being furnished by Jackson National Life Insurance Company (“Jackson National”), or Jackson National Life Insurance Company of New York (each, an “Insurance Company” and, together, the “Insurance Companies”), to owners of their variable annuity contracts or certificates (the “Contracts”) (the “Contract Owners”) who, as of January 31, 2020 (the “Record Date”), had net premiums or contributions allocated to the investment divisions of their separate accounts (the “Separate Accounts”) that are invested in shares of the JNL/Mellon S&P 1500 Growth Index Fund (the “S&P Fund” or “Acquired Fund”), a series of the JNL Series Trust (“JNLST”).

JNLST is a Massachusetts business trust registered with the Securities and Exchange Commission (the “SEC”) as an open-end management investment company.

Each Insurance Company is required to offer Contract Owners the opportunity to instruct it, as the record owner of all of the shares of beneficial interest in the Acquired Fund (the “Shares”) held by its Separate Accounts, as to how it should vote on the reorganization proposal (the “Proposal”) to be considered at the Special Meeting of Shareholders of the Acquired Fund referred to in the preceding Notice and at any adjournments (the “Meeting”). The enclosed Proxy Statement and Prospectus, which you should retain for future reference, concisely sets forth information about the proposed reorganization involving the Acquired Fund and a series of the JNL Variable Fund LLC (“VF LLC”) that a Contract Owner should know before completing the enclosed voting instruction card.

These Contract Owner Voting Instructions and the accompanying voting instruction card are being mailed to Contract Owners on or about February 18, 2020.

HOW TO INSTRUCT AN INSURANCE COMPANY

To instruct an Insurance Company as to how to vote the Shares held in the investment divisions of its Separate Accounts, Contract Owners are asked to promptly complete their voting instructions on the enclosed voting instruction card(s) and sign, date, and mail the voting instruction card(s) in the accompanying postage-paid envelope.  Contract Owners also may provide voting instructions by phone at 1-866-256-0779 or by Internet at our website at www.proxypush.com/JNL.

If a voting instruction card is not marked to indicate voting instructions but is signed, dated, and returned, it will be treated as an instruction to vote the Shares in favor of the Proposal.

The number of Shares held in the investment division of a Separate Account corresponding to the Acquired Fund for which a Contract Owner may provide voting instructions was determined as of the Record Date by dividing (i) a Contract’s account value (minus any Contract indebtedness) allocable to that investment division by (ii) the net asset value of one Share of the Acquired Fund. At any time prior to an Insurance Company’s voting at the Meeting, a Contract Owner may revoke his or her voting instructions with respect to that investment division by providing the Insurance Company with a properly executed written revocation of such voting instructions, properly executing later-dated voting instructions by a voting instruction card, telephone or the Internet, or appearing and voting in person at the Meeting.

i

HOW AN INSURANCE COMPANY WILL VOTE

An Insurance Company will vote the Shares for which it receives timely voting instructions from Contract Owners in accordance with those instructions. Shares in each investment division of a Separate Account for which an Insurance Company receives a voting instruction card that is signed, dated, and timely returned but is not marked to indicate voting instructions will be treated as an instruction to vote the Shares in favor of the Proposal. Shares in each investment division of a Separate Account for which an Insurance Company receives no timely voting instructions from a Contract Owner, or that are attributable to amounts retained by an Insurance Company or its affiliate as surplus or seed money, will be voted by the applicable Insurance Company either for or against approval of the Proposal, or as an abstention, in the same proportion as the Shares for which Contract Owners (other than the Insurance Company) have provided voting instructions to the Insurance Company. Similarly, the Insurance Companies and their affiliates will vote their own shares and will vote shares that are held by the Fund of Funds whose shares are held by a Separate Account in the same proportion as voting instructions timely given by Contract Owners. As a result of proportionate voting, a small number of Contract Owners could determine the outcome of the Proposal. Please see “Additional Information about the Funds – Tax Status” below.

OTHER MATTERS

The Insurance Companies are not aware of any matters, other than the Proposal, to be acted on at the Meeting. If any other matters come before the Meeting, an Insurance Company will vote the Shares upon such matters in its discretion. Voting instruction cards may be solicited by employees of Jackson National or its affiliates as well as officers and agents of JNLST. The principal solicitation will be by mail, but voting instructions may also be solicited by telephone, personal interview, the Internet, or other permissible means.

The Meeting may be adjourned whether or not a quorum is present, by the chairperson of the Meeting from time to time to reconvene at the same or some other place as determined by the chairperson of the Meeting for any reason, including failure of a Proposal to receive sufficient votes for approval. No shareholder vote shall be required for any adjournment. No notice need be given that the Meeting has been adjourned other than by announcement at the Meeting. Any business that might have been transacted at the original Meeting may be transacted at any adjourned Meeting.

It is important that your Contract be represented.  Please promptly mark your voting instructions on the enclosed voting instruction card; then sign, date, and mail the voting instruction card in the accompanying postage-paid envelope.  You may also provide your voting instructions by telephone at 1-866-256-0779 or by Internet at our website at www.proxypush.com/JNL.

ii

PROXY STATEMENT

for

JNL/Mellon S&P 1500 Growth Index Fund, a series of JNL Series Trust

and

PROSPECTUS

for

JNL/Mellon Nasdaq® 100 Index Fund, a series of JNL Variable Fund LLC

Dated

February 10, 2020

1 Corporate Way

Lansing, Michigan 48951

(517) 381-5500

This Proxy Statement and Prospectus (the “Proxy Statement/Prospectus”) is being furnished to owners of variable annuity contracts or certificates (the “Contracts”) (the “Contract Owners”) issued by Jackson National Life Insurance Company (“Jackson National”) or Jackson National Life Insurance Company of New York (each, an “Insurance Company” and together, the “Insurance Companies”) who, as of January 31, 2020, had net premiums or contributions allocated to the investment divisions of an Insurance Company’s separate accounts (the “Separate Accounts”) that are invested in shares of beneficial interest in the JNL/Mellon S&P 1500 Growth Index Fund (the “S&P Fund” or the “Acquired Fund”), a series of the JNL Series Trust (“JNLST”), an open-end management investment company registered with the Securities and Exchange Commission (“SEC”). The purpose of this Proxy Statement/Prospectus is for shareholders of the S&P Fund to vote on a Plan of Reorganization, adopted by the JNLST’s Board of Trustees (the “JNLST Board”), which provides for the reorganization of the S&P Fund into the JNL/Mellon Nasdaq® 100 Index Fund (the “Nasdaq Fund” or the “Acquiring Fund”), a series of the JNL Variable Fund LLC (“VF LLC”).

This Proxy Statement/Prospectus also is being furnished to the Insurance Companies as the record owners of shares and to other shareholders that were invested in the Acquired Fund as of January 31, 2020. Contract Owners are being provided the opportunity to instruct the applicable Insurance Company to approve or disapprove the proposal contained in this Proxy Statement/Prospectus in connection with the solicitation by the JNLST Board of proxies to be used at the Special Meeting of Shareholders of the Acquired Fund to be held at 1 Corporate Way, Lansing, Michigan 48951, on March 27, 2020, at 12:30 p.m., Eastern Time, or any adjournment or adjournments thereof (the “Meeting”).

THE SEC HAS NOT APPROVED OR DISAPPROVED THE SECURITIES DESCRIBED IN THIS PROXY STATEMENT/PROSPECTUS OR DETERMINED IF THIS PROXY STATEMENT/PROSPECTUS IS TRUTHFUL OR COMPLETE. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

i

The proposal described in this Proxy Statement/Prospectus is as follows:

Proposal	Shareholders Entitled to Vote on the Proposal
1. To approve the Plan of Reorganization, adopted by the JNLST Board, which provides for the reorganization of the S&P Fund into the Nasdaq Fund.	Shareholders of the S&P Fund

The reorganization referred to in the above proposal is referred to herein as the “Reorganization.”

This Proxy Statement/Prospectus, which you should retain for future reference, contains important information regarding the proposal that you should know before voting or providing voting instructions. Additional information about VF LLC has been filed with the SEC and is available upon oral or written request without charge. This Proxy Statement/Prospectus is being provided to the Insurance Companies and mailed to Contract Owners on or about February 18, 2020. It is expected that one or more representatives of each Insurance Company will attend the Meeting in person or by proxy and will vote shares held by the Insurance Company in accordance with voting instructions received from its Contract Owners and in accordance with voting procedures established by JNLST.

The following documents have been filed with the SEC and are incorporated by reference into this Proxy Statement/Prospectus:

1.	The Prospectus and Statement of Additional Information of JNLST, each dated April 29, 2019, as supplemented, with respect to the Acquired Fund (File Nos. 033-87244 and 811-08894);
2.	The Annual Report to Shareholders of JNLST with respect to the Acquired Fund for the fiscal year ended December 31, 2018 (File Nos. 033-87244 and 811-08894);
3.	The Semi-Annual Report to Shareholders of JNLST with respect to the Acquired Fund for the period ended June 30, 2019 (File Nos. 033-87244 and 811-08894);
4.	The Statement of Additional Information dated February 10, 2020, relating to the Reorganization (File No. 333-[ ]).

For a free copy of any of the above documents, please call or write to the phone numbers or address below.

Contract Owners can learn more about the Acquired Fund and the Acquiring Fund in any of the documents incorporated into this Proxy Statement/Prospectus, including the Annual Report and Semi-Annual Report listed above, which have been furnished to Contract Owners. Contract Owners may request a copy thereof, without charge, by calling 1-800-644-4565 (Jackson Service Center) or 1-800-599-5651 (Jackson NY Service Center), by writing the JNL Variable Fund LLC, P.O. Box 30314, Lansing, Michigan 48909-7814, or by visiting www.jackson.com.

VF LLC is subject to the informational requirements of the Securities Act of 1933, as amended (the “1933 Act”), the Securities Exchange Act of 1934, as amended, and the Investment Company Act of 1940, as amended (the “1940 Act”). Accordingly, it must file certain reports and other information with the SEC. You can copy and review proxy materials, reports, and other information about VF LLC at the SEC’s Public Reference Room at 100 F Street, N.E., Washington, DC. You may obtain information on the operation of the Public Reference Room by calling the SEC at (202) 551-8090. Proxy materials, reports, and other information about VF LLC are available on the EDGAR Database on the SEC’s Internet site at http://www.sec.gov. You may obtain copies of this information, after paying a duplicating fee, by electronic request at the following E-mail address: publicinfo@sec.gov, or by writing the SEC’s Public Reference Section, SEC Office of Consumer Affairs and Information Services, 100 F Street, N.E., Washington, DC 20549-1520.

ii

iii

SUMMARY

You should read this entire Proxy Statement/Prospectus carefully. For additional information, you should consult the Plan of Reorganization, a copy of which is attached hereto as Appendix A.

The Proposed Reorganization

The proposed Reorganization is as follows:

Proposal	Shareholders Entitled to Vote on the Proposal
1. To approve the Plan of Reorganization, adopted by the JNLST Board, which provides for the Reorganization of the S&P Fund into the Nasdaq Fund.	Shareholders of the S&P Fund

This Proxy Statement/Prospectus is soliciting shareholders with amounts invested in the Acquired Fund as of January 31, 2020, to approve the Plan of Reorganization, whereby the Acquired Fund will be reorganized into the Acquiring Fund. (The Acquired Fund and Acquiring Fund are each sometimes referred to herein as a “Fund” and collectively, the “Funds.”)

The Acquired Fund has two share classes, designated Class A and Class I shares (“Acquired Fund Shares”). The Acquiring Fund also has two share classes, designated Class A and Class I shares (“Acquiring Fund Shares”).

The Plan of Reorganization provides for:

•	the transfer of all of the assets of the Acquired Fund to the Acquiring Fund in exchange for Acquiring Fund Shares having an aggregate net asset value equal to the Acquired Fund’s net assets;
•	the Acquiring Fund’s assumption of all the liabilities of the Acquired Fund;
•	the distribution to the shareholders (for the benefit of the Separate Accounts, as applicable, and thus the Contract Owners) of those Acquiring Fund Shares; and
•	the complete termination of the Acquired Fund.

A comparison of the investment objective(s), principal investment policies and strategies, and principal risks of the Acquired Fund and the Acquiring Fund is included in the “Comparison of Investment Objectives and Principal Investment Strategies,” “Comparison of Principal Risk Factors,” and “Comparison of Fundamental Policies” sections below. The Funds have identical distribution procedures, purchase procedures, exchange rights, and redemption procedures, which are discussed in “Additional Information about the Funds” below. Each Fund offers its shares to Separate Accounts and certain other eligible investors. Shares of each Fund are offered and redeemed at their net asset value without any sales load. You will not incur any sales loads or similar transaction charges as a result of the Reorganization.

The Reorganization is expected to be effective as of the close of business on April 24, 2020, or on such later date as may be deemed necessary in the judgment of the JNLST Board or the VF LLC Board of Managers (the “VF LLC Board”) in accordance with the Plan of Reorganization (the “Closing Date”). As a result of the Reorganization, a shareholder invested in shares of the Acquired Fund would become an owner of shares of the Acquiring Fund. Such shareholder would hold, immediately after the Closing Date, Acquiring Fund Shares having an aggregate net asset value equal to the aggregate net asset value of the Acquired Fund Shares that were held by the shareholder as of the Closing Date. Similarly, each Contract Owner whose Contract values are invested indirectly in shares of the Acquired Fund through the Investment Divisions of a Separate Account would become indirectly invested in shares of the Acquiring Fund through the Investment Divisions of a Separate Account. The Contract value of each such Contract Owner would be invested indirectly through the Investment Divisions of a Separate Account, immediately after the Closing Date, in shares of the Acquiring Fund having an aggregate net asset value equal to the aggregate net asset value of the Acquired Fund Shares in which the Contract Owner invested indirectly through the Investment Divisions of a Separate Account as of the Closing Date. It is expected that the Reorganization will not be a taxable event for federal income tax purposes for Contract Owners. Please see “Additional Information about the Reorganization – Federal Income Tax Consequences of the Reorganization” below for further information.

1

The JNLST Board unanimously approved the Plan of Reorganization with respect to the S&P Fund. Accordingly, the JNLST Board is submitting the Plan of Reorganization for approval by the Acquired Fund’s shareholders. In considering whether to approve the proposal (“Proposal”), you should review the Proposal for the Acquired Fund in which you were invested on the Record Date (as defined under “Voting Information”). In addition, you should review the information in this Proxy Statement/Prospectus that relates to the Proposal and the Plan of Reorganization generally.

The JNLST Board recommends that you vote “FOR” the Proposal to approve the Plan of Reorganization.

PROPOSAL:	APPROVAL OF THE PLAN OF REORGANIZATION WITH RESPECT TO THE REORGANIZATION OF THE S&P FUND INTO THE NASDAQ FUND.

This Proposal requests the approval of S&P Fund shareholders of the Plan of Reorganization pursuant to which the S&P Fund will be reorganized into the Nasdaq Fund.

In considering whether you should approve this Proposal, you should note that:

•	The Funds have different investment objectives. The S&P Fund seeks to track the performance of the S&P 1500® Growth Index in order to provide long-term capital growth, while the Nasdaq Fund seeks total return. For a detailed comparison of each Fund’s investment policies and strategies, see “Comparison of Investment Objectives and Principal Investment Strategies” below and Appendix B.

•	The Funds also have different principal investment strategies. The S&P Fund seeks to achieve its objective by investing, under normal circumstances, at least 80% of its assets (net assets plus the amount of any borrowings made for investment purposes) in stocks in the S&P 1500® Growth Index (the “Growth Index”) in proportion to their market capitalization weighting in the Growth Index. The Nasdaq Fund, under normal circumstances, will invest at least 80% of its assets (net assets plus the amount of any borrowings made for investment purposes) in stocks in the NASDAQ 100 Index® (the “NASDAQ Index”) in proportion to their market capitalization weighting in the NASDAQ Index. Both Funds use a passive investment approach called indexing and may invest in financial futures. There are additional differences in the principal investment strategies of the Funds. The S&P Fund may invest in securities issued by companies in the financial services sector and in a combination of exchange-traded funds and cash to maintain correlation to its index, to assist with index rebalances, and to meet redemption or purchase requests. The Nasdaq Fund may invest in securities of non-U.S. issuers, and is a non-diversified fund as defined in the 1940 Act. The S&P Fund is a “diversified” fund. For a detailed comparison of each Fund’s investment policies and strategies, see “Comparison of Investment Objectives and Principal Investment Strategies” below and Appendix B.

•	Both Funds have similar fundamental policies; however, there are also differences.

The S&P Fund lists four fundamental policies that are not listed for the Nasdaq Fund: the S&P Fund (1) may not invest more than 25% of the value of its assets in any particular industry (other than U.S. Government securities and/or foreign sovereign debt securities); (2) may not purchase or sell physical commodities other than foreign currencies unless acquired as a result of ownership of securities; (3) may not invest more than 15% of its net assets in illiquid securities; and (4) is a “diversified company,” as such term is defined under the 1940 Act. While the Nasdaq Fund does not have the same fundamental policy with respect to investments in illiquid securities, under regulatory rules, the Nasdaq Fund also may only invest up to 15% of its net assets in illiquid securities that are assets.

The Nasdaq Fund also lists three fundamental policies that are not listed for the S&P Fund: the Nasdaq Fund (1) may not issue senior securities; (2) may invest in repurchase agreements and warrants and engage in futures and options transactions and securities lending; and (3) is a “non-diversified” fund, whereas the S&P Fund is “diversified” fund. A non-diversified fund may invest in a limited number of issuers. Under a definition provided by the 1940 Act, a non-diversified fund may invest in fewer securities, or in larger proportions of the securities of single companies or industries. If these securities were to decline in value, there could be a substantial loss of the investment. In addition, because of the investment strategies of a non-diversified fund, the fund may hold a smaller number of issuers than if it were “diversified.” There is increased risk in investing in a smaller number of different issuers than there is in investing in a larger number of issuers since changes in the financial condition or market status of a single issuer may cause greater fluctuation in a non-diversified portfolio with respect to total return and share price. Furthermore, the Nasdaq

2

Fund has a more restrictive fundamental investment policy with respect to borrowing money. For a detailed comparison of each Fund’s fundamental investment policies, see “Comparison of Fundamental Policies” below.

•	While there are some similarities in the risk profiles of the Funds, there are also some differences of which you should be aware. Each Fund’s principal risks include derivatives risk, equity securities risk, index investing risk, large-capitalization investing risk, passive investment risk, and tracking error risk. However, the S&P Fund is also subject to exchange-traded funds investing risk, financial services risk, investment style risk, license termination risk, and portfolio turnover risk, which are not principal risks of investing in the Nasdaq Fund. In addition, the principal risks of investing in the Nasdaq Fund include foreign regulatory risk, foreign securities risk, market risk, and non-diversification risk, which are not principal risks of investing in the S&P Fund. For a detailed comparison of each Fund’s risks, see both “Comparison of Principal Risk Factors” below and Appendix B.

•	Jackson National Asset Management, LLC (“JNAM” or the “Adviser”) serves as the investment adviser and administrator for each Fund and would continue to manage and administer the Nasdaq Fund after the Reorganization. JNAM has received an exemptive order from the SEC that generally permits JNAM, with approval from the VF LLC Board and the JNLST Board, respectively, to appoint, dismiss, and replace each Fund’s unaffiliated sub-adviser(s) and to amend the advisory agreements between JNAM and the unaffiliated sub-advisers, without obtaining shareholder approval. However, any amendment to an advisory agreement between JNAM and JNLST or VF LLC, respectively, that would result in an increase in the management fee rate specified in that agreement (i.e., the aggregate management fee) charged to a Fund will be submitted to shareholders or members, respectively, for approval. Mellon Investments Corporation (“Mellon”) serves as the sub-adviser to each Fund. It is anticipated that Mellon will continue to sub-advise the Nasdaq Fund after the Reorganization. For a detailed description of JNAM and Mellon, please see “Additional Information about the Funds - The Adviser” and “Additional Information about the Funds - The Sub-Adviser” below.

•	The S&P Fund and Nasdaq Fund had net assets of approximately $107.85 million and $2.98 billion, respectively, as of June 30, 2019. Thus, if the Reorganization had been in effect on that date, the combined Fund (the “Combined Fund”) would have had net assets of approximately $3.08 billion.
•	Class A Shareholders of the S&P Fund will receive Class A shares of the Nasdaq Fund, and Class I Shareholders of the S&P Fund will receive Class I shares of the Nasdaq Fund pursuant to the Reorganization. Shareholders will not pay any sales charges in connection with the Reorganization. Please see “Comparative Fee and Expense Tables,” “Additional Information about the Reorganization,” and “Additional Information about the Funds” below for more information.
•	Following the Reorganization, the total annual fund operating expense ratio for the Nasdaq Fund will be equal to that of the S&P Fund currently, and the management fee for the Nasdaq Fund will be lower than that of the S&P Fund currently. For a more detailed comparison of the fees and expenses of the Funds, please see “Comparative Fee and Expense Tables” and “Additional Information about the Funds” below.
•	The maximum management fee for the S&P Fund is equal to an annual rate of 0.20% of its average daily net assets, while the maximum management fee for the Nasdaq Fund is equal to an annual rate of 0.24% of its average daily net assets. As of December 31, 2018, the actual management fees of the S&P Fund and the Nasdaq Fund were 0.20% and 0.17%, respectively. In addition, each of the S&P Fund and the Nasdaq Fund pays an administrative fee to JNAM at the rate of 0.15% of its average daily net assets. For a more detailed description of the fees and expenses of the Funds, please see “Comparative Fee and Expense Tables” and “Additional Information about the Funds” below.
•	Following the Reorganization, the Combined Fund will be managed in accordance with the investment objective, policies and strategies of the Nasdaq Fund. It is currently anticipated that the S&P Fund will transfer its holdings to the Nasdaq Fund in connection with the Reorganization and that, prior to the Reorganization, the S&P Fund’s holdings will be aligned with those of the Nasdaq Fund. Each Fund will bear its proportionate share of the transaction expenses based on the relative net asset value of each Fund at the time of the Reorganization, which typically include, but are not limited to, trade commissions, related fees and taxes, and any foreign exchange spread costs, where applicable (the “Transaction Costs”), associated with the Reorganization. Such Transaction Costs are estimated to be $7,931.00 attributed to the S&P Fund and $5,221.00 attributed to the Nasdaq Fund. It is not expected that the Nasdaq Fund will revise any of its investment policies following the Reorganization to reflect those of the S&P Fund. Please see “Additional Information about the Reorganization” below for more information.
3

•	The costs and expenses associated with the Reorganization relating to the solicitation of proxies, including preparing, filing, printing, and mailing of the Proxy Statement/Prospectus and related disclosure documents, and the related legal fees, including the legal fees incurred in connection with the analysis under the Internal Revenue Code of 1986, as amended (the “Code”) of the tax treatment of this transaction, and the costs associated with the preparation of the tax opinion, and obtaining a consent of independent registered public accounting firm will all be borne by JNAM. No sales or other charges will be imposed on Contract Owners in connection with the Reorganization.
•	The Reorganization is not expected to be a taxable event for federal income tax purposes for owners of variable contracts whose contract values are determined by investment in shares of the S&P Fund. Provided that the Contracts qualify to be treated as life insurance contracts under Section 7702(a) of the Code or annuity contracts under Section 72 of the Code, the Reorganization will not be a taxable event for federal income tax purposes for Contract Owners regardless of the tax status of the Reorganization, and any allocations or distributions in connection with the Reorganization will not be taxable to Contract Owners. The Insurance Companies, as shareholders, and Contract Owners are urged to consult with their own tax advisers as to the specific consequences to them of the Reorganizations, including the applicability and effect of any possible state, local, non-U.S. and other tax consequences of the Reorganization. Please see “Additional Information about the Reorganization – Federal Income Tax Consequences of the Reorganization” below for more information.

Comparative Fee and Expense Tables

The following tables show the current fees and expenses of each Fund and the estimated pro forma fees and expenses of Class A and Class I shares of the Acquiring Fund after giving effect to the proposed Reorganization. The fee and expense information is presented as of December 31, 2018. The tables below do not reflect any fees and expenses related to the Contracts, which would increase overall fees and expenses. See a Contract prospectus for a description of those fees and expenses.

Annual Fund Operating Expenses

(expenses that you pay each year as a percentage of the value of your investment)

	Acquired Fund: S&P Fund		Acquiring Fund: Nasdaq Fund		Pro Forma Nasdaq Fund (assuming expected operating expenses if the Reorganization is approved)
	Class A	Class I	Class A	Class I	Class A	Class I
Management Fee	0.20%	0.20%	0.17%	0.17%	0.17%	0.17%
Distribution and/or Service (12b-1) Fees	0.30%	0.00%	0.30%	0.00%	0.30%	0.00%
Other Expenses [1]	0.17%	0.17%	0.20%	0.20%	0.20%	0.20%
Total Annual Fund Operating Expenses	0.67%	0.37%	0.67%	0.37%	0.67%	0.37%
Less Waiver/Reimbursement [2]	0.00%	0.05%	0.00%	0.05%	0.00%	0.05%
Total Annual Fund Operating Expense After Waiver/Reimbursement	0.67%	0.32%	0.67%	0.32%	0.67%	0.32%

[1]	“Other Expenses" include an Administrative Fee of 0.15% for both Funds, which is payable to JNAM.
[2]	JNAM has contractually agreed to waive 0.05% of the administrative fees of the Class I shares for both Funds. The fee waiver will continue for at least one year from the date of the current Prospectus for each Fund, unless the JNLST Board or VF LLC Board, as applicable, approves a change in or elimination of the waiver. This fee waiver is subject to yearly review and approval by the JNLST Board and VF LLC Board, as applicable.

Expense Examples

This example is intended to help you compare the costs of investing in the Funds with the cost of investing in other mutual funds. This example does not reflect fees and expenses related to the Contracts, and the total expenses would be higher if they were included. The example assumes that:

  You invest $10,000 in a Fund for the time periods indicated;
  Your investment has a 5% annual return;
  The Fund’s operating expenses remain the same as they were as of December 31, 2018;
  You redeem your investment at the end of each time period; and
  The contractual expense limitation agreement is not renewed.
4

Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

	1 Year	3 Years	5 Years	10 Years
S&P Fund (Acquired Fund)
Class A	$68	$214	$373	$835
Class I	$33	$114	$203	$463
Nasdaq Fund (Acquiring Fund)
Class A	$68	$214	$373	$835
Class I	$33	$114	$203	$463
Pro Forma Nasdaq Fund (assuming expected operating expenses if the Reorganization is approved)
Class A	$68	$214	$373	$835
Class I	$33	$114	$203	$463

Portfolio Turnover

Each Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in Annual Fund Operating Expenses or in the Expense Examples, affect a Fund’s performance. For the period ended June 30, 2019, the portfolio turnover rates for the S&P Fund and the Nasdaq Fund were 21% and 3%, respectively, of the average value of each portfolio. For the fiscal year ended December 31, 2018, the portfolio turnover rates for the S&P Fund and the Nasdaq Fund were 117% and 7%, respectively, of the average value of each portfolio.

Comparison of Investment Adviser and Sub-Adviser

The following table compares the investment adviser and sub-adviser of the S&P Fund with that of the Nasdaq Fund.

Acquired Fund	Acquiring Fund
S&P Fund	Nasdaq Fund
Investment Adviser Jackson National Asset Management, LLC Investment Sub-Adviser Mellon Investments Corporation	Investment Adviser Jackson National Asset Management, LLC Investment Sub-Adviser Mellon Investments Corporation

Comparison of Investment Objectives and Principal Investment Strategies

The following table compares the investment objectives and principal investment strategies of the S&P Fund with those of the Nasdaq Fund. The Funds have different investment objectives and also have different investment strategies. The S&P Fund seeks to track the performance of the Growth Index in order to provide long-term capital growth, while the Nasdaq Fund seeks total return. The S&P Fund seeks to achieve its objective by investing, under normal circumstances, at least 80% of its assets (net assets plus the amount of any borrowings made for investment purposes) in stocks in the Growth Index in proportion to their market capitalization weighting in the Growth Index. The Nasdaq Fund, under normal circumstances, will invest at least 80% of its assets (net assets plus the amount of any borrowings made for investment purposes) in stocks in the NASDAQ Index in proportion to their market capitalization weighting in the NASDAQ Index. Both Funds use a passive investment approach called indexing and may invest in financial futures. There are additional differences in the principal investment strategies of the Funds. The S&P Fund may invest in securities issued by companies in the financial services sector and in a combination of exchange-traded funds and cash to maintain correlation to its index, to assist with index rebalances, and to meet redemption or purchase requests. The Nasdaq Fund may invest in securities of non-U.S. issuers, and is a non-diversified fund as defined in the 1940 Act. The S&P Fund is a “diversified” fund. A Fund’s Board of Trustees or Board of Managers, as applicable, may change the investment objective of a Fund without a vote of the Fund’s shareholders or members, as applicable. For more detailed information about each Fund’s investment strategies and risks, see below and Appendix B.

5

Acquired Fund	Acquiring Fund
S&P Fund	Nasdaq Fund

Investment Objective

The investment objective of the Fund is to match the performance of the S&P 1500® Growth Index. The Fund is constructed to mirror the S&P 1500® Growth Index to provide long-term capital growth.

Investment Objectives The investment objective of the Fund is total return.

Principal Investment Strategies

The Fund seeks to invest under normal circumstances at least 80% of its assets (net assets plus the amount of any borrowings made for investment purposes) in the stocks in the S&P 1500 Growth Index (“Index”) in proportion to their market capitalization weighting in the Index.

Principal Investment Strategies

The Fund seeks to achieve its objective by investing in the securities which comprise the NASDAQ 100 Index® (“Index”). The Fund seeks to invest under normal circumstances at least 80% of its assets (net assets plus the amount of any borrowings made for investment purposes) in the stocks in the Index in proportion to their market capitalization weighting in the Index.

The Fund employs a passive investment approach, called indexing, which attempts to replicate the investment performance of the Index through statistical procedures. The Fund does not employ traditional methods of active investment management, which involves the buying and selling of securities based upon security analysis. The Fund attempts to replicate the Index by investing all or substantially all of its assets in the stocks that make up the Index. As of December 31, 2018, the market capitalization range of the Index is $76.54 million to $785.03 billion. Indexing may offer a cost-effective investment approach to gaining diversified market exposure over the long-term.	The Fund employs a passive investment approach, called indexing, which attempts to replicate the investment performance of the Index through statistical procedures. The Fund does not employ traditional methods of active investment management, which involves the buying and selling of securities based upon security analysis. The Fund attempts to replicate the Index by investing all or substantially all of its assets in the securities that make up the Index. The Index includes 100 of the largest non-financial domestic and international companies listed on the Nasdaq Stock Market. The Index reflects companies across high-growth industry groups including computer hardware and software, telecommunications, retail/wholesale trade and biotechnology.
When attempting to replicate a capitalization-weighted index such as the Index, portfolio turnover is reduced to what the index adds and deletes, contract owner contributions and withdrawals, and reinvestment income. The replicated portfolio does not require rebalancing as a result of market movement. The Fund is managed to reflect the composition of the Index and will rebalance as needed to reflect changes in the composition of the Index.	The Fund's holdings are rebalanced on a regular basis to reflect changes in the composition of the Index.
The Fund may invest in financial futures, a type of derivative that may be used to obtain exposure to a variety of underlying assets, to provide liquidity for cash flows, to hedge dividend accruals or for other purposes that facilitate meeting the Fund’s objective. The Fund's use of financial futures is intended to assist replicating the investment performance of the Index.	The Fund may invest in financial futures, a type of derivative that may be used to obtain exposure to a variety of assets, consistent with the Fund's investment objective and strategies, to provide liquidity for cash flows, to hedge dividend accruals or for other purposes that facilitate meeting the Fund’s objective. The Fund's use of financial futures is intended to assist replicating the investment performance of the Index.
6

Acquired Fund	Acquiring Fund
S&P Fund	Nasdaq Fund
The Fund may also invest in a combination of exchange-traded funds (“ETFs”) and cash to maintain correlation to its index, to assist with index rebalances, and to meet redemption or purchase requests.	No corresponding strategy.
The Fund may invest in securities issued by companies in the financial services sector.	No corresponding strategy.
No corresponding strategy.	Certain provisions of the Investment Company Act of 1940, as amended (the “1940 Act”) may limit the ability of the Fund to invest in certain securities in excess of certain percentage limitations.
No corresponding strategy.	The Fund may invest in the securities of non-U.S. issuers.
No corresponding strategy.	The Fund is “non-diversified” under the 1940 Act and may invest more of its assets in fewer issuers than “diversified” mutual funds.

Comparison of Principal Risk Factors

While there are some similarities in the risk profiles of the Funds, there are also some differences of which you should be aware. Each Fund’s principal risks include derivatives risk, equity securities risk, index investing risk, large-capitalization investing risk, passive investment risk, and tracking error risk. However, the S&P Fund is also subject to exchange-traded funds investing risk, financial services risk, investment style risk, license termination risk, and portfolio turnover risk, which are not principal risks of investing in the Nasdaq Fund. In addition, the principal risks of investing in the Nasdaq Fund include foreign regulatory risk, foreign securities risk, market risk, and non-diversification risk, which are not principal risks of investing in the S&P Fund. For a detailed comparison of each Fund’s risks, see both the table below and Appendix B.

An investment in a Fund is not guaranteed. As with any mutual fund, the value of a Fund’s shares will change, and an investor could lose money by investing in a Fund. The following table compares the principal risks of an investment in each Fund. For additional information about each principal risk and other applicable risks, see Appendix B.

	Acquired Fund	Acquiring Fund
Risks	S&P Fund	Nasdaq Fund
Derivatives risk	X	X
Equity securities risk	X	X
Exchange-traded funds investing risk	X
Financial services risk	X
Foreign regulatory risk		X
Foreign securities risk		X
7

	Acquired Fund	Acquiring Fund
Risks	S&P Fund	Nasdaq Fund
Index investing risk	X	X
Investment style risk	X
Large-capitalization investing risk	X	X
License termination risk	X
Market risk		X
Non-diversification risk		X
Passive investment risk	X	X
Portfolio turnover risk	X
Tracking error risk	X	X

Comparison of Fundamental Policies

Each Fund is subject to certain fundamental policies and restrictions that may not be changed without shareholder approval. The following table compares the fundamental policies of the S&P Fund with those of the Nasdaq Fund.

Acquired Fund		Acquiring Fund
S&P Fund		Nasdaq Fund
(1)	The Fund shall be a “diversified company,” as such term is defined under the 1940 Act.	The Fund is not a “diversified company,” as that term is defined in the 1940 Act.
(2)	The Fund may not invest more than 25% of the value of its assets in any particular industry (other than U.S. Government securities and/or foreign sovereign debt securities).	No corresponding fundamental restriction.
(3)	The Fund may not invest directly in real estate or interests in real estate; however, the Fund may own debt or equity securities issued by companies engaged in those businesses.	The Fund will not purchase or sell real estate or interests therein.
(4)	The Fund may not purchase or sell physical commodities other than foreign currencies unless acquired as a result of ownership of securities (but this limitation shall not prevent the Fund from purchasing or selling options, futures, swaps and forward contracts or from investing in securities or other instruments backed by physical commodities).	No corresponding fundamental restriction.

8

Acquired Fund		Acquiring Fund
S&P Fund		Nasdaq Fund
(5)	The Fund may not lend any security or make any other loan if, as a result, more than 33 1/3% of the Fund’s total assets would be lent to other parties (but this limitation does not apply to purchases of commercial paper, debt securities or repurchase agreements).	Same.
(6)	The Fund may not act as an underwriter of securities issued by others, except to the extent that the Fund may be deemed an underwriter in connection with the disposition of portfolio securities of the Fund.	The Fund will not underwrite the securities of other issuers except to the extent the Fund may be considered an underwriter under the Securities Act of 1933, as amended, when selling portfolio securities.
(7)	The Fund may not invest more than 15% of its net assets in illiquid securities.	No corresponding fundamental restriction.
(8)	The Fund may not borrow money, except to the extent permitted by the 1940 Act, the rules and regulations thereunder, and any applicable exemptive relief.	The Fund will not borrow money, except for temporary or emergency purposes, from banks. The aggregate amount borrowed shall not exceed 25% of the value of the Fund’s assets. In the case of any borrowing, the Fund may pledge, mortgage or hypothecate up to 15% of its assets.
(9)	No corresponding fundamental restriction.	The Fund may invest in repurchase agreements and warrants and engage in futures and options transactions and securities lending.
(10)	No corresponding fundamental restriction.	The Fund may not issue senior securities.

Comparative Performance Information

The performance information shown below provides some indication of the risks of investing in each Fund by showing changes in each Fund’s performance from year to year and by showing how each Fund’s average annual returns compared with those of a broad-based securities market index which has investment characteristics similar to those of such Fund, and for the Nasdaq Fund, performance information shown prior to April 25, 2016 reflect the Fund’s results when utilizing a different investment strategy. Each Fund’s past performance is not necessarily an indication of future performance.

The returns shown in the bar charts and tables below do not include charges imposed under the Contracts.  If these amounts were reflected, returns would be less than those shown.

Following the Reorganization, the Acquiring Fund will be the accounting and performance survivor.

S&P Fund – Calendar Year Total Returns

(Acquired Fund)

Class A

[12/31/19 Bar Chart to be Provided]

Class I

[12/31/19 Bar Chart to be Provided]

9

Nasdaq Fund – Calendar Year Total Returns

(Acquiring Fund)

Class A

[12/31/19 Bar Chart to be Provided]

Class I

[12/31/19 Bar Chart to be Provided]

[To be Provided]

Acquired Fund – Average Annual Total Returns as of December 31, 2019
	1 year	Life of Fund (September 25, 2017)
S&P Fund (Class A)	[ ]%	[ ]%
S&P 1500 Growth Index (reflects no deduction for fees, expenses, or taxes)	[ ]%	[ ]%

[To be Provided]

Acquired Fund – Average Annual Total Returns as of December 31, 2019
	1 year	Life of Class (September 25, 2017)
S&P Fund (Class I)	[ ]%	[ ]%
S&P 1500 Growth Index (reflects no deduction for fees, expenses, or taxes)	[ ]%	[ ]%

[To be Provided]

Acquiring Fund – Average Annual Total Returns as of December 31, 2019
	1 year	5 year	10 year
Nasdaq Fund (Class A)	[ ]%	[ ]%	[ ]%
Nasdaq 100 Index (reflects no deduction for fees, expenses, or taxes)	[ ]%	[ ]%	[ ]%

[To be Provided]

Acquiring Fund – Average Annual Total Returns as of December 31, 2019
	1 year	5 year	10 year
Nasdaq Fund (Class I)	[ ]%	[ ]%	[ ]%
Nasdaq 100 Index (reflects no deduction for fees, expenses, or taxes)	[ ]%	[ ]%	[ ]%

Capitalization

The following table shows the capitalization of each Fund as of June 30, 2019, and of the Nasdaq Fund on a pro forma combined basis as of June 30, 2019 after giving effect to the proposed Reorganization. The actual net assets of the S&P Fund and the Nasdaq Fund on the Closing Date will differ due to fluctuations in net asset values, subsequent purchases, and redemptions of shares. No assurance can be given as to how many shares of the Nasdaq Fund will be

10

received by shareholders of S&P Fund on the Closing Date, and the following table should not be relied upon to reflect the number of shares of the Nasdaq Fund that will actually be received.

	Net Assets	Net Asset Value Per Share	Shares Outstanding
S&P Fund (Acquired Fund) – Class A	$105,178,310	12.69	8,287,733
Nasdaq Fund (Acquiring Fund) – Class A	$2,958,872,383	27.35	108,193,819
Adjustments	$(12,926)(a)	0	(4,442,374) (b)
Pro forma Nasdaq Fund (assuming the Reorganization is approved)	$3,064,037,767	27.35	112,039,178
S&P Fund (Acquired Fund) – Class I	$2,668,826	12.77	209,043
Nasdaq Fund (Acquiring Fund) – Class I	$16,723,684	17.99	929,449
Adjustments	$(226)(a)	0	(60,703) (b)
Pro forma Nasdaq Fund (assuming the Reorganization is approved)	$19,392,284	17.99	1,077,789
(a)	The costs and expenses associated with the Reorganization relating to the solicitation of proxies, including preparing, filing, printing, and mailing of the Proxy Statement/Prospectus and related disclosure documents, and the related legal fees, including the legal fees incurred in connection with the analysis under the Code of the tax treatment of this Reorganization as well as the costs associated with the preparation of the tax opinion and obtaining a consent of independent registered public accounting firm, will be borne by JNAM. No sales or other charges will be imposed on Contract Owners in connection with the Reorganization. It is currently anticipated that the Acquired Fund will transfer its holdings to the Acquiring Fund in connection with the Reorganization and that, prior to the Reorganization, the Acquired Fund’s holdings will be aligned with those of the Acquiring Fund. Each Fund will bear its proportionate share of the Transaction Costs associated with the Reorganization based on the relative net asset value of each Fund at the time of the Reorganization. Such Transaction Costs are estimated to be $7,931.00 attributed to the Acquired Fund and $5,221.00 attributed to the Acquiring Fund.
(b)	The adjustment to the pro forma shares outstanding number represents a decrease in shares outstanding of the Acquiring Fund to reflect the exchange of shares of the Acquired Fund.

The Reorganization provides for the acquisition of all the assets and all the liabilities of the S&P Fund by the Nasdaq Fund. If the Reorganization had taken place on June 30, 2019, shareholders of the S&P Fund would have received 3,845,359 and 148,340 Class A and Class I shares, respectively, of the Nasdaq Fund.

After careful consideration, the JNLST Board unanimously approved the Plan of Reorganization with respect to the S&P Fund. Accordingly, the JNLST Board has submitted the Plan of Reorganization for approval by the S&P Fund’s shareholders. The JNLST Board recommends that you vote “FOR” this Proposal.

* * * * *

ADDITIONAL INFORMATION ABOUT THE REORGANIZATION

Terms of the Plan of Reorganization

The terms of the Plan of Reorganization are summarized below. For additional information, you should consult the Plan of Reorganization, a copy of which is attached as Appendix A.

If shareholders of the Acquired Fund approve the Plan of Reorganization, then the assets of the Acquired Fund will be acquired by, and in exchange for, Class A and Class I shares, respectively, of the Acquiring Fund and the liabilities of the Acquired Fund will be assumed by the Acquiring Fund. The Acquired Fund will then be terminated by JNLST, and the Class A and Class I shares of the Acquiring Fund distributed to the Class A and Class I shareholders, respectively, of the Acquired Fund in the redemption of the Class A and Class I Acquired Fund Shares. Immediately after completion of the Reorganization, the number of shares of the Acquiring Fund then held by former shareholders of the Acquired Fund may be different than the number of shares of the Acquired Fund that had been held immediately before completion of the Reorganization, but the total investment will remain the same (i.e., the total value of the Acquiring Fund shares held immediately after the completion of the Reorganization will be the same as the total value of the Acquired Fund shares formerly held immediately before completion of the Reorganization).

It is anticipated that the Reorganization will be consummated as of the close of business on April 24, 2020, or on such later date as may be deemed necessary in the judgment of the JNLST Board or VF LLC Board and in accordance with the Plan of Reorganization, subject to the satisfaction of all conditions precedent to the closing. It is not anticipated that the Acquired Fund will hold any investment that the Acquiring Fund would not be permitted to hold (“non-permitted investments”).

11

Description of the Securities to Be Issued

The Class A shareholders of the Acquired Fund will receive Class A shares of the Acquiring Fund, and the Class I shareholders of the Acquired Fund will receive Class I shares of the Acquiring Fund in accordance with the procedures provided for in the Plan of Reorganization. Each such share will be fully paid and non-assessable by VF LLC when issued and will have no preemptive or conversion rights.

VF LLC may issue an unlimited number of full and fractional shares of beneficial interest of the Acquiring Fund and divide or combine such shares into a greater or lesser number of shares without thereby changing the proportionate beneficial interests in VF LLC.  Each share of the Acquiring Fund represents an equal proportionate interest in that Fund with each other share.  VF LLC reserves the right to create and issue any number of Fund shares.  In that case, the shares of the Acquiring Fund would participate equally in the earnings, dividends, and assets of the Fund.  Upon liquidation of the Acquiring Fund, shareholders are entitled to share pro rata in the net assets of the Fund available for distribution to shareholders. The Acquiring Fund is a series of VF LLC.

VF LLC currently offers two classes of shares, Class A and Class I shares, for the Acquiring Fund. Each series of VF LLC has adopted a distribution plan in accordance with the provisions of Rule 12b-1 under the 1940 Act. Pursuant to the distribution plan, Class A shares of the Acquired Fund and Acquiring Fund are charged a Rule 12b-1 fee at the annual rate of 0.30% of the average daily net assets attributable to the Class A shares of the respective Fund. Because these distribution/service fees are paid out of the Funds’ assets on an ongoing basis, over time these fees will increase your cost of investing and may cost more than paying other types of charges. Class I shares are not charged a Rule 12b-1 fee.

After the Reorganization, the Nasdaq Fund will be redomiciled into JNLST and become a series of JNLST.

Board Considerations

At a meeting of the JNLST Board and VF LLC Board (collectively, the “Board”) held on December 3-5, 2019, (the “Board Meeting”), the Board, including all of the independent trustees and managers, as applicable, who are not interested persons of the Funds (as defined in the Investment Company Act of 1940, as amended) (the “Independent Trustees/Managers”), considered information relating to the proposed reorganization of the Acquired Fund, a series of JNLST, into the Acquiring Fund, a series of VF LLC (the “Reorganization”). Prior to approving the Reorganization, the Independent Trustees reviewed the foregoing information with their independent legal counsel and with management, reviewed with independent legal counsel applicable law and their duties in considering such matters, and met with independent legal counsel in a private session without management present. The Board considered that the Acquired Fund was launched in September 2017 to provide long-term capital growth by seeking to mirror the performance of the Growth Index. The Board also considered that while both Funds have significant style overlap and growth-oriented investment strategies, and are passively managed, the Acquired Fund has not gained a significant amount of traction since its inception. The Board noted that the Acquired Fund and the Acquiring Fund have different investment objectives and investment strategies. The Board considered that the Reorganization is part of an overall rationalization of JNLST’s and VF LLC’s offerings and is designed to eliminate inefficiencies arising from offering overlapping that serve as investment options for the Contracts issued by the Insurance Companies and certain non-qualified plans. The Board also considered that the Reorganization also seeks to increase assets under management in the Acquiring Fund in an effort to achieve additional economies of scale for beneficial owners of the Acquired Fund. The Board noted that the objective of the Reorganization is to seek to ensure that a consolidated family of investments offers a streamlined, complete, and competitive set of underlying investment options to serve the interests of shareholders and Contract Owners. Thus, the Board considered JNAM’s recommendation to merge the Acquired Fund into that the Acquiring Fund given the Acquiring Fund’s net fund expense ratio and economies of scale. The Board considered a number of principal factors presented at the time of the JNLST Board Meeting in reaching its determinations, including the following:

•         Investment Objectives and Investment Strategies. The Board considered that the Reorganization will permit the Contract Owners and others with beneficial interest in the Acquired Fund to continue to invest in a professionally managed fund with similar investment goals, noting that the Acquired Fund’s investment objective is to seeks to track the performance of the Growth Index in order to provide long-term capital growth, while the Acquiring Fund seeks total return. The Board also considered management’s statement that the Reorganization will better serve shareholders and, as described below, considered how the Acquired Fund’s shareholders will benefit from the Reorganization. For a full description of the investment objectives and investment strategies of the Acquired Fund and Acquiring Fund, see “Comparison of Investment Objectives and Principal Investment Strategies.”

12

•	Operating Expenses. The Board considered that, if approved by the Acquired Fund’s shareholders, the Reorganization will result in a Combined Fund with a total annual fund operating expense ratio that is equal to that of the Acquired Fund currently, and a management fee that is lower than that of the Acquired Fund currently. The Board further noted that the Acquiring Fund’s total annual fund operating expense ratio and management fees are not expected to change as a result of the Reorganization. See “Comparative Fee and Expense Tables.”

•        Larger Asset Base. The Board considered that the Reorganization may benefit Contract Owners and others with beneficial interests in the Acquired Fund by allowing them to invest in the Combined Fund that has a larger asset base than that of the Acquired Fund currently. The Board noted that as of September 30, 2019, the Acquired Fund had assets of $117.55 million as compared to assets of $3,014.59 million for the Acquiring Fund. The Board considered that reorganizing the Acquired Fund into the Acquiring Fund offers Contract Owners and other investors the ability to benefit from economies of scale.

•	Performance. The Board considered that the Acquiring Fund has a better performance track record than the Acquired Fund for the three-month period ended September 30, 2019. The Board also noted that the Acquiring Fund outperformed the Acquired Fund during the 2018 calendar year.
•	Investment Adviser and Other Service Providers. The Board considered that the Funds currently have the same investment adviser and administrator, JNAM, sub-adviser, and many of the same service providers, with the exception of having different custodians. Specifically, the Board noted that the investment adviser, JNAM, and sub-adviser, Mellon, for the Acquiring Fund, is the same as for the Acquired Fund. See “Comparison of Investment Adviser and Sub-Adviser.” The Board also noted that the custodian for the Acquired Fund is JPMorgan Chase Bank, N.A., and the custodian for the Acquiring Fund is State Street Bank & Trust Company. The Board also considered that the transfer agent for the Acquiring Fund, JNAM, and the Distributor for shares of the Acquiring Fund, Jackson National Life Distributors LLC, are the same as for the Acquired Fund and will remain the same immediately after the Reorganization. The Board noted that, after the Reorganization, Acquiring Fund will be redomiciled into JNLST and will become a series of JNLST. The Board also noted there are no changes to any service providers as a result of the domiciliation.
•	Federal Income Tax Consequences. The Board considered that the Reorganization is not expected to be a taxable event for federal income tax purposes for Contract Owners.
•	Costs of Reorganization. The Board considered that the costs and expenses associated with the Reorganization relating to the solicitation of proxies, including preparing, filing, printing, and mailing of the Proxy Statement/Prospectus and related disclosure documents, the related legal fees, including the legal fees incurred in connection with the analysis under the Code of the tax treatment of this transaction, as well as the costs associated with the preparation of the tax opinion, and obtaining a consent of independent registered public accounting firm will be borne by JNAM, and no sales or other charges will be imposed on Contract Owners in connection with the Reorganization. The Board considered that it is currently anticipated that the Acquired Fund will transfer its holdings to the Acquiring Fund in connection with the Reorganization and that, prior to the Reorganization, the Acquired Fund’s holdings will be aligned with those of the Acquiring Fund. Thus, the Board also considered that each Fund will bear its proportionate share of the Transaction Costs associated with the Reorganization and that Transaction Costs are estimated to be $7,931.00 attributed to the Acquired Fund and $5,221.00 attributed to the Acquiring Fund.

In summary, in determining whether to approve the Reorganization and, with respect to the JNLST Board, in determining whether to recommend approval of the Reorganization by shareholders of the Acquired Fund, the Board considered factors, as applicable, including (1) the terms and conditions of the Reorganization and whether the Reorganization would result in dilution of the Acquired Fund’s and Acquiring Fund’s shareholders’, Contract Owners’, and plan participants’ interests; (2) the compatibility of the Funds’ investment objectives, investment strategies, and investment restrictions, as well as shareholder services offered by the Funds; (3) the expense ratios and information regarding the fees and expenses of the Funds; (4) the advantages and disadvantages to the Acquired Fund’s and Acquiring Fund’s shareholders, Contract Owners, and plan participants of having a larger asset base in the Combined Fund; (5) the relative historical performance of the Funds; (6) the management of the Funds; (7) the federal income tax consequences of the Reorganization; and (8) the costs of the Reorganization. No one factor was determinative and each Trustee may have attributed different weights to the various factors. The Board did not determine any considerations related to the Reorganization to be adverse.

The JNLST Board with regard to the Acquired Fund and the VF LLC Board with regard to the Acquiring Fund, including the Independent Trustees/Managers, as applicable, determined that the Reorganization would be in the best

13

interests of the Acquired Fund and Acquiring Fund, respectively, and that the interests of the Acquired Fund’s and Acquiring Fund’s Contract Owners and other investors would not be diluted as a result of the Reorganization. The JNLST Board and the VF LLC Board each voted unanimously to approve the Reorganization and the JNLST Board voted to recommend the approval of the Reorganization by Contract Owners and others with beneficial interests in the Acquired Fund.

Description of Risk Factors

A Fund’s performance may be affected by one or more risk factors. For a detailed description of each Fund’s risk factors, please see “More Information on Strategies and Risk Factors” in Appendix B.

Federal Income Tax Consequences of the Reorganization

As a condition to the consummation of the Reorganization, each Fund will have received one or more opinions of Ropes & Gray LLP, dated on or before the effective date of the Reorganization, substantially to the effect that, on the basis of the existing provisions of the Code, U.S. Treasury regulations issued thereunder, current administrative rules, pronouncements and court decisions, for U.S. federal income tax purposes, the Reorganization will not be a taxable event for Contract Owners whose contract values are determined by investment in shares of the Acquired Fund. The opinion will be based on certain factual certifications made by officers of the Funds, the Adviser and the Insurance Companies offering the Contracts, and will also be based on reasonable assumptions.

None of JNLST, VF LLC, the Acquired Fund, or the Acquiring Fund has sought a tax ruling from the Internal Revenue Service (the “IRS”), but each is acting in reliance upon the opinions of counsel discussed in the previous paragraph. The opinions are not binding on the IRS and do not preclude the IRS from adopting a contrary position. Contract Owners should consult their own tax advisors concerning the potential tax consequences, including state and local income taxes.

Contingency Plan

If the Reorganization is not approved by shareholders, the Funds will continue to operate as they currently do and the JNLST Board will consider what actions are appropriate and in the best interests of Contract Owners that have assets invested in the Acquired Fund.

ADDITIONAL INFORMATION ABOUT THE FUNDS

Management of VF LLC and JNLST

This section provides information about VF LLC, JNLST, the Adviser, and the sub-adviser for the Funds.

The Registrants

JNLST is organized as a Massachusetts business trust and is registered with the SEC as an open-end management investment company. Under Massachusetts law and JNLST’s Declaration of Trust and By-Laws, the management of the business and affairs of JNLST is the responsibility of its Board. The Acquired Fund is a series of JNLST.

VF LLC is organized as a Delaware limited liability company and is registered with the SEC as an open-end management investment company. Under Delaware law and VF LLC’s Amended and Restated Operating Agreement, the management of the business and affairs of VF LLC is the responsibility of the Board of Managers of VF LLC. The Acquiring Fund is a series of VF LLC. After the Reorganization, the Acquiring Fund will be redomiciled into JNLST and become a series of JNLST.

The Adviser

JNAM, located at 1 Corporate Way, Lansing, Michigan 48951, serves as the investment adviser to VF LLC and JNLST and provides the Funds with professional investment supervision and management. JNAM is registered with the SEC under the Investment Advisers Act of 1940, as amended. JNAM is a wholly owned subsidiary of Jackson National, a U.S. based financial services company. Jackson National is an indirect wholly owned subsidiary of Prudential plc, a publicly traded company incorporated in the United Kingdom.  Prudential plc is not affiliated in any manner with Prudential Financial Inc., a company whose principal place of business is in the United States of America or with the Prudential Assurance Company, a subsidiary of M&G plc, a company incorporated in the United Kingdom. Prudential plc is also the ultimate parent company of PPM America, Inc.

14

JNAM acts as investment adviser to VF LLC and JNLST pursuant to separate Investment Advisory and Management Agreements. Under each Investment Advisory and Management Agreement, JNAM is responsible for managing the affairs and overseeing the investments of the Funds and determining how voting and other rights with respect to securities owned by the Funds will be exercised. JNAM also provides recordkeeping, administrative and exempt transfer agent services to the Funds and oversees the performance of services provided to the Funds by other service providers, including the custodian and shareholder servicing agent. JNAM is authorized to delegate certain of its duties with respect to a Fund to a sub-adviser, subject to the approval of the VF LLC Board or JNLST Board, as applicable, and is responsible for overseeing that sub-adviser’s performance. JNAM is solely responsible for payment of any fees to the sub-adviser.

JNAM plays an active role in advising and monitoring each Fund and sub-adviser When appropriate, JNAM recommends to the VF LLC Board or JNLST Board, as applicable, potential sub-advisers for a Fund. For those Funds managed by a sub-adviser, JNAM monitors each sub-adviser’s Fund management team to determine whether its investment activities remain consistent with the Funds’ investment strategies and objectives. JNAM also monitors changes that may impact the sub-adviser’s overall business, including the sub-adviser’s operations and changes in investment personnel and senior management, and regularly performs due diligence reviews of each sub-adviser. In addition, JNAM obtains detailed, comprehensive information concerning each Fund’s and sub-adviser’s performance and Fund operations. JNAM is responsible for providing regular reports on these matters to the VF LLC Board or JNLST Board, as applicable.

Each Investment Advisory and Management Agreement continues in effect for each Fund from year to year after its initial two-year term so long as its continuation is approved at least annually by (i) a majority of the JNLST Trustees or VF LLC Managers who are not parties to such agreement or interested persons of any such party except in their capacity as Trustees of JNLST or Managers of VF LLC, as applicable, and (ii) the shareholders or members of the affected Fund or the respective Board, as applicable. It may be terminated at any time upon 60 days’ notice by JNAM, or by a majority vote of the outstanding shares of a Fund with respect to that Fund, and will terminate automatically upon its assignment. Each Investment Advisory and Management Agreement provides that JNAM shall not be liable for any error of judgment, or for any loss suffered by any Fund in connection with the matters to which the agreement relates, except a loss resulting from willful misfeasance, bad faith or gross negligence on the part of JNAM in the performance of its obligations and duties, or by reason of its reckless disregard of its obligations and duties under the agreement.  As compensation for its services, VF LLC and JNLST each pay JNAM a separate fee in respect of each Fund as described in each Fund’s Prospectus.

Management Fees

As compensation for its advisory services, JNAM receives a fee from VF LLC and JNLST computed separately for the Funds, accrued daily and payable monthly.  The fee JNAM receives from each Fund is set forth below as an annual percentage of the net assets of the Fund.

The table below shows the advisory fee rate schedule for each Fund as set forth in the respective Investment Advisory and Management Agreement and the aggregate annual fee the Fund paid to JNAM for the fiscal year ended December 31, 2018. Each Fund’s advisory fee rate schedule is subject to contractual breakpoints that reduce the advisory fee rate should the Fund’s average daily net assets exceed specified amounts.

Fund	Assets	Advisory Fee (Annual Rate Based on Average Daily Net Assets of the Fund)	Aggregate Annual Fee Paid to Adviser for the Fiscal Year Ended December 31, 2018 (Annual Rate Based on Average Net Assets of the Fund)
S&P Fund	$0 to $1 billion $1 billion to $3 billion $3 billion to $5 billion Over $5 billion	0.20% 0.175% 0.165% 0.155%	0.20%
Nasdaq Fund	$0 to $50 million $50 to $100 million $100 to $750 million $750 million to $3 billion $3 billion to $5 billion Over $5 billion	0.24% 0.21% 0.18% 0.17% 0.16% 0.15%	0.17%

15

A discussion of the basis for the JNLST Board’s approval of the Investment Advisory and Management Agreement is available in JNLST’s Annual Report to shareholders for the year ended December 31, 2018 and will be available in JNLST’s Annual Report to shareholders for the year ended December 31, 2019.

A discussion of the basis for the VF LLC Board’s approval of the Investment Advisory and Management Agreement is available in VF LLC’s Annual Report to shareholders for the year ended December 31, 2018 and will be available in VF LLC’s Annual Report to shareholders for the year ended December 31, 2019.

JNAM selects, contracts with, and compensates the sub-advisers to manage the investment and reinvestment of the assets of the Funds. JNAM monitors the compliance of the sub-advisers with the investment objectives and related policies of the Funds, reviews the performance of the sub-advisers, and reports periodically on such performance to the JNLST Board and the VF LLC Board. Under the terms of each of the sub-advisory agreements, the sub-adviser is responsible for supervising and managing the investment and reinvestment of the assets of the assigned Fund and for directing the purchase and sale of the Fund’s investment securities, subject to the supervision of the JNLST Board and the VF LLC Board.  The sub-advisers formulate a continuous investment program for a Fund consistent with its investment strategies, objectives and policies outlined in its Prospectus.  The sub-adviser implements such program by purchases and sales of securities and regularly reports to JNAM and the JNLST Board and VF LLC Board, as applicable, with respect to the implementation of such program. As compensation for its services, the sub-adviser receives a fee from JNAM, computed separately for the applicable Fund, stated as an annual percentage of the Fund’s net assets. JNAM currently is obligated to pay the sub-advisers out of the advisory fee it receives from the applicable Fund.

JNAM and the JNLST, together with other investment companies of which JNAM is investment adviser, have received an exemptive order (the “Order”) that allows JNAM to hire, replace or terminate unaffiliated sub-advisers or materially amend a sub-advisory agreement with an unaffiliated sub-adviser with the approval of the JNLST Board, but without the approval of shareholders.  However, any amendment to an advisory agreement between JNAM and JNLST that would result in an increase in the management fee rate specified in that agreement (i.e., the aggregate management fee) charged to a Fund will be submitted to shareholders for approval. Under the terms of the Order, if a new sub-adviser is hired by JNAM, the affected Fund will provide shareholders with information about the new sub-adviser and the new sub-advisory agreement within ninety (90) days of the change.  The Order allows the Funds to operate more efficiently and with greater flexibility.  JNAM provides oversight and evaluation services to the Funds, including, but not limited to the following services: performing initial due diligence on prospective sub-advisers for the Funds; monitoring the performance of sub-advisers; communicating performance expectations to the sub-advisers; and ultimately recommending to the JLNST Board whether a sub-adviser’s contract should be renewed, modified or terminated. JNAM and VF LLC have been granted a similar exemption from the SEC with similar terms.

JNAM does not expect to recommend frequent changes of sub-advisers. Although JNAM will monitor the performance of the sub-advisers, there is no certainty that the sub-advisers or the Funds will obtain favorable results at any given time.

As compensation for the services for the Acquired Fund and the Acquiring Fund, Mellon receives a sub-advisory fee that is payable by JNAM. The following table shows the amount of sub-advisory fees that JNAM paid the sub-adviser (out of JNAM’s advisory fees) for the services provided by the sub-adviser for the fiscal year ended December 31, 2018:

Fund	Aggregate Fees Paid to Sub-Adviser
	Dollar Amount	As a Percentage of Average Daily Net Assets as of December 31, 2018
S&P Fund	$18,597	0.03%
Nasdaq Fund	$455,778	0.02%

A discussion of the basis for the JNLST Board’s approval of the sub-advisory agreement is also available in JNLST’s Annual Report to shareholders for the year ended December 31, 2018 and will be available in JNLST’s Annual Report to shareholders for the year ended December 31, 2019.

16

A discussion of the basis for the VF LLC Board’s approval of the sub-advisory agreement is also available in VF LLC’s Annual Report to shareholders for the year ended December 31, 2018 and will be available in VF LLC’s Annual Report to shareholders for the year ended December 31, 2019.

In addition to the investment advisory fee, each Fund currently pays to JNAM (the “Administrator”) an administrative fee as an annual percentage of the average daily net assets of each Fund, accrued daily and paid monthly, as set forth below.

Fund	Assets	Administrative Fee (Annual Rate Based on Average Net Assets)
S&P Fund [1]	$0 to $3 billion Assets over $3 billion	0.15% 0.13%
Nasdaq Fund [1]	$0 to $3 billion Assets over $3 billion	0.15% 0.13%
[1]	JNAM has contractually agreed to waive 0.05% of the administrative fees of the Class I shares of both Funds. Each Fund’s fee waiver will continue for at least one year from the date of its respective, current Prospectus, unless the JNLST Board of Trustees or VF LLC Board of Managers, as applicable, approves a change in or elimination of the waiver. This fee waiver is subject to yearly review and approval by the JNLST Board of Trustees and VF LLC Board of Managers, as applicable.

In return for the administrative fee, the Administrator provides or procures all necessary administrative functions and services for the operation of each Fund.  In addition, the Administrator, at its own expense, provides or procures routine legal, audit, fund accounting, custody (except overdraft and interest expense), printing and mailing, a portion of the Chief Compliance Officer costs and all other services necessary for the operation of each Fund.  Each Fund is responsible for trading expenses including brokerage commissions, interest and taxes, and other non-operating expenses. Each Fund is also responsible for nonrecurring and extraordinary legal fees, interest expenses, registration fees, licensing costs, directors and officers insurance, expenses related to the Funds’ Chief Compliance Officer, and the fees and expenses of the Independent Trustees and of independent legal counsel to the Independent Trustees (categorized as “Other Expenses” in the fee tables).

The Sub-Adviser

Both the Acquired Fund’s and the Acquiring Fund’s investments are supervised and managed by Mellon. Mellon, a Delaware corporation and an investment adviser registered with the Securities and Exchange Commission (“SEC”) under the 1940 Act, is the sub-adviser for each Fund. Mellon is an indirect subsidiary of The Bank of New York Mellon Corporation and is headquartered at BNY Mellon Center, One Boston Place, Boston, Massachusetts 02108. The portfolio managers for the Funds are Karen Q. Wong, Richard A. Brown, and Thomas J. Durante. As of December 31, 2019, Mellon had $[ ] in assets under management.

Karen Q. Wong, CFA is a Managing Director, Equity Portfolio Management at Mellon. Ms. Wong has been a manager of the Fund since its inception. Ms. Wong joined Mellon in 2000 as an associate portfolio manager. In 2001, she was promoted to a senior associate, in 2003 to an assistant vice president, in 2004 to a vice president, in 2006 to a director and in 2007 to managing director. Ms. Wong is the head of equity portfolio management responsible for overseeing all passive equity funds, including exchange traded funds. Ms. Wong holds a M.B.A. from San Francisco State University and has been working in the investment industry since 1999. Ms. Wong is a member of the CFA Institute and the CFA Society of San Francisco.

Richard A. Brown, CFA, is a Managing Director, Equity Portfolio Management at Mellon. Mr. Brown holds an M.B.A. from California State University at Hayward. Mr. Brown joined Mellon in 1995 as senior associate portfolio manager, was promoted to vice president in 1998, and to his current position in 2014. Mr. Brown heads a team of portfolio managers covering domestic and international passive equity funds. Mr. Brown has been working in the investment industry since 1995. Mr. Brown is a member of CFA Institute and the CFA Society of San Francisco. Mr. Brown has been a manager of the Fund since its inception.

Thomas Durante, CFA, Managing Director, Equity Portfolio Management has been at Mellon since 2000. Mr. Durante holds a B.A. degree from Fairfield University in Accounting. Mr. Durante has been working in the investment industry since 1982. Mr. Durante heads a team of portfolio managers covering domestic and international passive equity funds. Prior to joining Mellon, he worked in the fund accounting department for Dreyfus. Mr. Durante is a member of the CFA Institute and the CFA Society of Pittsburgh. Mr. Durante has been a manager of the Fund since its inception.

17

Ms. Wong, Mr. Brown, and Mr. Durante review trades proposed by the portfolio managers, review and monitor accounts, and approve corporate action responses for all domestic and international equity indexing funds. Ms. Wong, Mr. Brown, and Mr. Durante play equal roles with respect to the management of the Funds and each has the authority to approve transactions to the Funds.

The JNLST’s Statement of Additional Information provides additional information about each portfolio manager’s compensation, other accounts managed, and ownership of securities in the Acquired Fund. Information about the portfolio managers’ compensation, other accounts they manage and their ownership of securities of the Acquiring Fund is available in the VF LLC’s Statement of Additional Information.

Additional Information

Classes of Shares

VF LLC and JNLST have each adopted a multi-class plan pursuant to Rule 18f-3 under the 1940 Act.  Under the multi-class plan, the Funds have two classes of shares, Class A and Class I. As discussed in “Distribution Arrangements” below, the Class A shares of the Funds are subject to a Rule 12b-1 fee equal to 0.30% of the Fund’s average daily net assets attributable to Class A shares. Class I shares are not subject to a Rule 12b-1 fee. Under the multi-class structure, the Class A shares and Class I shares of the Funds represent interests in the same portfolio of securities and are substantially the same except for “class expenses.”

The expenses of the Funds are borne by each class of shares based on the net assets of the Fund attributable to each Class, except that class expenses are allocated to the appropriate class.  “Class expenses” include any distribution, administrative or service expense allocable to that class, pursuant to the distribution plan described below, and any other expenses that JNAM determines, subject to ratification or approval by the respective Board, as applicable to be properly allocable to that class, including: (i) printing and postage expenses related to preparing and distributing to the shareholders of a particular class (or Contract Owners funded by shares of such class) materials such as Prospectuses, shareholder reports and (ii) professional fees relating solely to one class.

Distribution Arrangements

Jackson National Life Distributors LLC (“JNLD” or the “Distributor”), 300 Innovation Dr., Franklin, Tennessee 37067, a wholly owned subsidiary of Jackson National, is the principal underwriter of the Funds of VF LLC and JNLST. JNLD is responsible for promoting sales of each Fund’s shares. The Distributor also is the principal underwriter of the variable annuity insurance products issued by Jackson National and its subsidiaries. On behalf of the Funds, VF LLC and JNLST, acting separately, have adopted, in accordance with the provisions of Rule 12b-1 under the 1940 Act, an Amended and Restated Distribution Plan (“Plan”) with respect to the Class A shares of each Fund. The JNLST Board and the VF LLC Board, acting separately, and including all of the Independent Trustees of the JNLST Board and Disinterested Managers of the VF LLC Board, must approve, at least annually, the continuation of the Plan. Under the Plan, each Fund pays a Rule 12b-1 fee to JNLD, as principal underwriter, at an annual rate of 0.30% of the Fund’s average daily net assets attributed to Class A shares, as compensation for distribution, administrative or other service activities incurred by JNLD and its affiliates with respect to Class A shares. Class I shares are not subject to a Rule 12b-1 fee. Because these fees are paid out of a Fund’s assets on an on-going basis, over time these fees will increase the cost of your investment and may cost you more than paying other types of sales charges.  To the extent consistent with the Plan and applicable law, JNLD may use the Rule 12b-1 fee to compensate broker-dealers, administrators, financial intermediaries or others for providing or assisting in providing distribution and related additional services.

The Distributor and/or an affiliate have the following relationships with one or more of the sub-advisers and/or their respective affiliates:

•	The Distributor receives payments from certain of the sub-advisers to assist in defraying the costs of certain promotional and marketing meetings in which those sub-advisers participate. The amounts paid depend on the nature of the meetings, the number of meetings attended, the costs expected to be incurred, and the level of the sub-adviser’s participation.
•	A brokerage affiliate of the Distributor participates in the sales of shares of retail mutual funds advised by certain of the sub-advisers and receives commissions and other compensation from them in connection with those activities, as described in the prospectus or statement of additional information for those funds. In addition, the Distributor acts as distributor of variable insurance contracts and variable life insurance policies issued by the Insurance Companies. The compensation consists of commissions, trail commissions, and other compensation or
18

promotional incentives as described in the Prospectus or statement of additional information for the variable insurance contracts and variable life insurance policies.

Payments to Broker-Dealers and Financial Intermediaries

Only Separate Accounts of the Insurance Companies and series, including fund of funds, of registered investment companies in which either or both of the Insurance Companies invest may purchase shares of the Funds. You may invest indirectly in the Funds through your purchase of a variable annuity contract issued by Separate Accounts of the Insurance Companies that invests directly, or through a fund of funds, in these Funds. Any minimum initial or subsequent investment requirements and redemption procedures are governed by the applicable Separate Account through which you invest indirectly. If an investor invests in the Funds under a variable annuity contract or a plan that offers a Contract as a plan option through a broker-dealer or other financial intermediary (such as a financial institution), the Funds and their related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and the salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

Investment in VF LLC and JNLST Shares

Shares of the Funds are presently offered only to Separate Accounts of the Insurance Companies to fund the benefits under certain Contracts, to non-qualified retirement plans, and to other regulated investment companies that in turn are sold to Separate Accounts. The Separate Accounts, through their various sub-accounts that invest in designated Funds, purchase the shares of the Funds at their net asset value (“NAV”) using premiums received on Contracts issued by the insurance company. Shares of the Funds are not available to the general public for direct purchase.

Purchases are effected at NAV next determined after the purchase order is received by JNAM as the Funds’ transfer agent in proper form. There is no sales charge.

The price of each Fund’s shares is based on its NAV. The NAV per share of each Fund’s shares is generally determined by JNAM at the close of regular trading on the New York Stock Exchange (“NYSE”) (normally 4:00 p.m., Eastern Time, Monday through Friday) on each day that the NYSE is open for regular trading. However, calculation of each Fund’s NAV may be suspended on days determined by the VF LLC Board or the JNLST Board, respectively, in times of emergency or market closure as determined by the SEC.  The NAV per share is calculated by adding the value of all securities and other assets of a Fund, deducting its liabilities, and dividing by the number of shares outstanding.  Generally, the value of exchange-listed or -traded securities is based on their respective market prices, bonds are valued based on prices provided by an independent pricing service and short-term debt securities are valued at amortized cost, which approximates market value.

Domestic fixed-income and foreign securities are normally priced using data reflecting the closing of the principal markets or market participants for those securities, which may be earlier than the NYSE close. Information that becomes known to the Funds or its agents after the NAV has been calculated on a particular day will not normally be used to retroactively adjust the price of a security or the NAV determined earlier that day.

Each of the VF LLC Board and the JNLST Board has adopted procedures pursuant to which JNAM may determine, subject to Board oversight, the “fair value” of a security for which a current market price is not available or the current market price is considered unreliable or inaccurate.  Under these procedures, the “fair value” of a security generally will be the amount, determined by JNAM in good faith, that the owner of such security might reasonably expect to receive upon its current sale.

Each of the VF LLC Board and JNLST Board has established a valuation committee to review fair value determinations pursuant to each Trust’s “Valuation Guidelines.”  The valuation committee will also review the value of restricted and illiquid securities, securities and assets for which a current market price is not readily available, and securities and assets for which there is reason to believe that the most recent market price does not accurately reflect current value (e.g., disorderly market transactions).

The Funds may invest in securities primarily listed on foreign exchanges and that trade on days when the Fund does not price its shares.  As a result, a Fund’s NAV may change on days when shareholders are not able to purchase or redeem the Fund’s shares.

Because the calculation of a Fund’s NAV does not take place contemporaneously with the determination of the closing prices of the majority of foreign portfolio securities used in the calculation, there exists a risk that the value of foreign

19

portfolio securities will change after the close of the exchange on which they are traded, but before calculation of the Fund’s NAV (“time-zone arbitrage”).  Accordingly, each of the VF LLC’s procedures and JNLST’s procedures for valuing of portfolio securities also authorize JNAM, subject to oversight by the respective Board of Trustees or Board of Managers, to determine the “fair value” of such foreign securities for purposes of calculating a Fund’s NAV.  JNAM will “fair value” foreign securities held by a Fund if it determines that a “significant event” has occurred subsequent to the close of trading in such securities on the exchanges or markets on which the securities owned by a Fund principally are traded, but prior to the time of the Fund’s NAV calculation, which reasonably can be expected to affect the value of such security. Under the VF LLC’s and JNLST’s valuation procedures, a “significant event” affecting a single issuer might include, but is not limited to, an announcement by the issuer, a competitor, a creditor, a major holder of the issuer’s securities, a major customer or supplier, or a governmental, regulatory or self-regulatory authority relating to the issuer, the issuer’s products or services, or the issuer’s securities, and a “significant event” affecting multiple issuers might also include, but is not limited to, a substantial price movement in other securities markets, an announcement by a governmental, regulatory or self-regulatory authority relating to securities markets, political or economic matters, or monetary or credit policies, a natural disaster such as an earthquake, flood or storm, or the outbreak of civil strife or military hostilities. When fair valuing foreign equity securities, JNAM adjusts the closing prices of foreign portfolio equity securities, based upon an adjustment factor for each such security provided by an independent pricing service, in order to reflect the “fair value” of such securities for purposes of determining a Fund’s NAV.

These procedures seek to minimize the opportunities for “time zone arbitrage” in Funds that invest all or substantial portions of their assets in foreign securities, thereby seeking to make those Funds significantly less attractive to “market timers” and other investors who might seek to profit from time zone arbitrage and seeking to reduce the potential for harm to other Fund investors resulting from such practices.  However, these procedures may not completely eliminate opportunities for time zone arbitrage because it is not possible to predict in all circumstances whether post-closing events will have a significant impact on securities prices.

All investments in VF LLC and JNLST are separately credited to the shareholder’s account in the form of full and fractional shares of the designated Fund (rounded to the nearest 1/1000 of a share).  Both VF LLC and JNLST do not issue share certificates.

“Market Timing” Policy

Fund shares may only be purchased by Separate Accounts of the Insurance Companies, the Insurance Companies themselves, qualified and non-qualified retirement plans and certain other regulated investment companies.

The interests of a Fund’s long-term shareholders may be adversely affected by certain short-term trading activity by other Contract Owners invested in the Separate Accounts. Such short-term trading activity, when excessive, has the potential to, among other things, compromise efficient portfolio management, generate transaction and other costs, and dilute the value of Fund shares held by long-term shareholders.  This type of excessive short-term trading activity is referred to herein as “market timing.”   The Funds are not intended to serve as vehicles for market timing.  The VF LLC Board and the JNLST Board have each adopted policies and procedures with respect to market timing.

The Funds, directly and through its service providers, and the insurance company and non-qualified retirement plan service providers (collectively, “service providers”) take various steps designed to deter and curtail market timing with the cooperation of the Insurance Companies. For example, in the event of a round trip transfer, complete or partial redemptions by a shareholder from a sub-account investing in a Fund is permitted; however, once a complete or partial redemption has been made from a sub-account that invests in a Fund, through a sub-account transfer, shareholders will not be permitted to transfer any value back into that sub-account (and the corresponding Fund) within fifteen (15) calendar days of the redemption. The Funds will treat as short-term trading activity any transfer that is requested into a sub-account that was previously redeemed within the previous fifteen (15) calendar days, whether the transfer was requested by the shareholders or a third party authorized by the shareholder. This policy does not apply to a money market Fund.

In addition to identifying any potentially disruptive trading activity, each of the VF LLC Board and JNLST Board has adopted a policy of “fair value” pricing to discourage investors from engaging in market timing or other excessive trading strategies for international Funds.   The Funds’ “fair value” pricing policy applies to all Funds where a significant event (as described above) has occurred. The Funds’ “fair value” pricing policy is described under “Investment in VF LLC and JNLST Shares” above.

The policies and procedures described above are intended to deter and curtail market timing in the Funds.  However, there can be no assurance that these policies, together with those of the Insurance Companies, and any other insurance

20

company that may invest in the Funds in the future, will be totally effective in this regard. The Funds rely on the Insurance Companies to take the appropriate steps, including daily monitoring of separate account trading activity, to further deter market timing. If they are ineffective, the adverse consequences described above could occur.

A description of Jackson National’s anti-market timing policies and procedures can be found in the appropriate variable insurance contract Prospectus (the “Separate Account Prospectus”). The rights of the Separate Accounts to purchase and redeem shares of a Fund are not affected by any Fund’s anti-market timing policies if they are not in violation of the Separate Accounts’ anti-market timing policies and procedures.

Share Redemption

A Separate Account redeems shares of a Fund to make benefit or withdrawal payments under the terms of its Contracts.  Redemptions typically are processed on any day on which VF LLC and JNLST and the NYSE are open for business and are effected at net asset value next determined after the redemption order is received by JNAM, the Fund’s transfer agent, in proper form.

VF LLC and JNLST may suspend the right of redemption only under the following circumstances:

•	When the NYSE is closed (other than weekends and holidays) or trading is restricted;
•	When an emergency exists, making disposal of portfolio securities or the valuation of net assets not reasonably practicable; or
•	During any period when the SEC has by order permitted a suspension of redemption for the protection of shareholders.

The Funds typically expect that a Fund will hold cash or cash equivalents to meet redemption requests. The Funds may also use the proceeds of orders to purchase Fund shares or the proceeds from the sale of portfolio securities to meet redemption requests, if consistent with the management of each Fund. These redemption methods will be used regularly and may also be used in stressed market conditions. The Funds have in place a line of credit intended to provide short-term financing, if necessary, subject to certain conditions, in connection with stressed market conditions or atypical redemption activity. The Funds, pursuant to an exemptive order issued by the SEC and a master Interfund Lending agreement, also have the ability to lend or borrow money for temporary purposes directly to or from one another.

In the case of a liquidity event, a Fund’s share price and/or returns may be negatively impacted. If a liquidity event occurs, JNAM will notify the JNLST Board and VF LLC Board of the liquidity event and take corrective action. Corrective action may include, among other things, use of the Fund’s line of credit or Interfund Lending Program.

Redemptions will generally be in the form of cash, although a Fund reserves the right to redeem in kind from another Fund.  If a Fund redeems shares in kind from another Fund, it may bear transaction costs and will bear market risks until such time as such securities are converted to cash.

Dividends and Other Distributions

The Funds generally do not expect to make distributions of net investment income and their net realized capital gains. Distributions other than in redemption of Fund shares, if any, are automatically reinvested at net asset value in shares of the distributing class of that Fund.

Tax Status

Each Fund intends (and the Acquiring Fund intends to continue) to be treated as a partnership for U.S. federal income tax purposes, and neither Fund expects to make regular distributions (other than in redemption of Fund Shares) to shareholders. The interests in the Funds are generally owned by one or more Separate Accounts that hold such interests pursuant to Contracts.

Each Fund is treated as a partnership separate from the Trust for purposes of the Code.  Therefore, the assets, income, and distributions, if any, of each Fund are considered separately for purposes of determining the tax classification of such Fund.

Because the shareholders of the Funds are Separate Accounts of variable insurance contracts, there are no tax consequences to those shareholders from buying, holding, exchanging and selling shares of the Funds. Distributions

21

from the Funds, if any, are not taxable to those shareholders.  However, owners of Contracts should consult the applicable Separate Account Prospectus for more detailed information on tax issues related to the Contracts.

Each Fund intends (and the Acquiring Fund intends to continue) to comply with the diversification requirements currently imposed by the Code and U.S. Treasury regulations thereunder, on separate accounts of insurance companies as a condition of maintaining the tax-advantaged status of the Contracts issued by Separate Accounts.  The Investment Advisory and Management Agreements require the Funds to be operated in compliance with these diversification requirements.  The sub-adviser may depart from the investment strategy of a Fund only to the extent necessary to meet these diversification requirements.

FINANCIAL HIGHLIGHTS

The financial highlights table is intended to help you understand the financial performance of the Acquired Fund and the Acquiring Fund for the past five years or, if shorter, the period of the Fund’s operations. The following tables provide selected per share data for one share of each Fund. The total returns in the financial highlights table represent the rate that an investor would have earned (or lost) on an investment in the Acquired Fund or the Acquiring Fund (assuming reinvestment of all dividends and distributions) held for the entire period. The information does not reflect any charges imposed under a Contract.  If charges imposed under a variable contract were reflected, the returns would be lower.  You should refer to the appropriate Contract prospectus regarding such charges. Following the Reorganization, the Acquiring Fund will be the accounting and performance survivor.

The annual information below has been derived from financial statements audited by KPMG LLP, an independent registered public accounting firm, and should be read in conjunction with the financial statements and notes thereto, together with the report of KPMG LLP thereon, in the JNLST or VF LLC Annual Report. The information as of June 30, 2019 has not been audited. Each Fund’s financial statements are included in the JNLST or VF LLC Annual Report and Semi-Annual Report, which are available upon request.

22

JNL Series Trust – Acquired Fund

Financial Highlights

For a Share Outstanding

The information as of June 30, 2019 has not been audited

			Increase (decrease) from investment operations			Distributions from				Supplemental data			Ratios(a)
Period ended		Net asset value, beginning of period($)	Net investment income (loss)($)(b) (c)	Net realized & unrealized gains (losses)($)	Total from investment operations($)	Net investment income($)	Net realized gains on investment transactions($)	Net asset value, end of period($)	Total return(%)(d)	Net assets, end of period (in thousands)($)	Portfolio turnover (%)(e)	Net expenses to average net assets(%)(f)	Total expenses to average net assets(%)(f)	Net investment income (loss) to average net assets(%)(b)
JNL/Mellon S&P 1500 Growth Index Fund(q)
Class A
06/30/19		10.60	0.05	2.04	2.09	—	—	12.69	19.72	105,178	21	0.69	0.69	0.85
12/31/18		10.74	0.09	(0.23)	(0.14)	—	—	10.60	(1.30)	135,452	117	0.67	0.67	0.81
12/31/17	*	10.00	0.03	0.71	0.74	—	—	10.74	7.40	17,074	61	0.68	0.68	0.95

Class I
06/30/19		10.64	0.07	2.06	2.13	—	—	12.77	20.02	2,669	21	0.34	0.39	1.22
12/31/18		10.74	0.14	(0.24)	(0.10)	—	—	10.64	(0.93)	1,356	117	0.32	0.37	1.19
12/31/17	*	10.00	0.04	0.70	0.74	—	—	10.74	7.40	10	61	0.35	0.39	1.30

*	Commencement of operations was as follows: September 25, 2017 - JNL/Mellon S&P 1500 Growth Index Fund.
(a)	Annualized for periods less than one year.
(b)	Net investment income(loss) per share and ratios of net investment income(loss) to average net assets for Class I shares can be less than Class A shares for certain Funds or can be significantly more than Class A shares for certain Funds because of the timing of income received in the Fund. Additionally, the net assets for Class I shares increased significantly in certain Funds after the funds of funds investment in the underlying fund was sold from Class A and purchased into Class I effective September 25, 2017 and also as a result of the timing of income received in the Fund before and after September 25, 2017.
(c)	Calculated using the average shares method.
(d)	Total return assumes reinvestment of all distributions for the period. Total return is not annualized for periods less than one year and does not reflect payment of the expenses that apply to the variable accounts or any annuity charges and if it did performance would be lower.
(e)	Portfolio turnover is not annualized for periods of less than one year. Securities sold short are considered long term investments for purposes of calculating portfolio turnover. Dollar roll transactions are excluded for purposes of calculating portfolio turnover. Portfolio turnover is calculated on the basis of the Fund as a whole, without distinguishing between the classes of shares issued.
(f)	The expenses or expense waivers for certain Funds' Class I shares were $0.00 for one or more days during certain periods and this was a result of the net assets for the respective Class being below a level to generate an expense allocation greater than $0.005 for that day. Additionally, the expenses or expense waivers for certain Funds' Class I shares were $0.01 for one or more days during certain periods and this was a result of the net assets for the respective Class being at a level to generate an expense allocation between $0.005 and $0.01 for that day and rounded to $0.01. As a result, the ratios of net and total expenses to average net assets during the period for Class I shares can be less than or more than the anticipated ratios of net and total expenses to average net assets depending on the net assets that Class I shares acquired during the period.
(q)	Effective June 24, 2019, JNL/Mellon Capital S&P 1500 Growth Index Fund name was changed to JNL/Mellon S&P 1500 Growth Index Fund and JNL/Mellon Capital Nasdaq 100 Index Fund name was changed to JNL/Mellon Nasdaq 100 Index Fund.

23

JNL Variable Fund LLC – Acquiring Fund

Financial Highlights

For a Share Outstanding

The information as of June 30, 2019 has not been audited

			Increase (decrease) from investment operations			Distributions from				Supplemental data			Ratios(a)
Period ended		Net asset value, beginning of period($)	Net investment income (loss)($)(b) (c)	Net realized & unrealized gains (losses)($)	Total from investment operations($)	Net investment income($)	Net realized gains on investment transactions($)	Net asset value, end of period($)	Total return(%)(d)	Net assets, end of period (in thousands)($)	Portfolio turnover (%)(e)	Net expenses to average net assets(%)(f)	Total expenses to average net assets(%)(f)	Net investment income (loss) to average net assets(%)(b)
JNL/Mellon Nasdaq 100 Index Fund(g)
Class A
06/30/19		22.51	0.06	4.78	4.84	—	—	27.35	21.50	2,958,872	3	0.67	0.67	0.46
12/31/18		22.87	0.11	(0.24)	(0.13)	(0.07)	(0.16)	22.51	(0.64)	2,442,353	7	0.67	0.67	0.45
12/31/17		17.66	0.10	5.53	5.63	(0.06)	(0.36)	22.87	32.09	2,184,775	6	0.67	0.67	0.49
12/31/16		18.93	0.12	1.37	1.49	(0.19)	(2.56)	17.66	7.94	1,131,773	148	0.68	0.68	0.63
12/31/15		21.29	0.22	0.08	0.30	(0.11)	(2.55)	18.93	1.43	886,744	85	0.68	0.68	1.04
12/31/14		19.00	0.12	3.40	3.52	(0.04)	(1.19)	21.29	18.44	1,007,193	55	0.68	0.68	0.61

Class I
06/30/19		14.79	0.07	3.13	3.20	—	—	17.99	21.64	16,724	3	0.32	0.37	0.83
12/31/18		15.08	0.14	(0.16)	(0.02)	(0.11)	(0.16)	14.79	(0.27)	11,183	7	0.32	0.37	0.83
12/31/17	‡	11.75	0.10	3.68	3.78	(0.09)	(0.36)	15.08	32.42	772	6	0.42	0.44	0.74
12/31/16		13.46	0.11	0.97	1.08	(0.23)	(2.56)	11.75	8.18	265	148	0.48	0.48	0.83
12/31/15		15.90	0.21	0.05	0.26	(0.15)	(2.55)	13.46	1.65	248	85	0.48	0.48	1.31
12/31/14		14.44	0.13	2.58	2.71	(0.06)	(1.19)	15.90	18.67	542	55	0.48	0.48	0.82

‡	Prior to September 25, 2017, the Fund offered Class B shares. Effective September 25, 2017, Class B shares were renamed to Class I shares.
(a)	Annualized for periods less than one year.
(b)
Net investment income(loss) per share and ratios of net investment income(loss) to average net assets for Class I shares can be less than Class A shares for certain Funds or can be significantly more than Class A shares for certain Funds because of the timing of income received in the Fund. Additionally, the net assets for Class I shares increased significantly in certain Funds after the funds of funds investment in the underlying fund was sold from Class A and purchased into Class I effective September 25, 2017 and also as a result of the timing of income received in the Fund before and after September 25, 2017.

(c)	Calculated using the average shares method.
(d)
Total return assumes reinvestment of all distributions for the period. Total return is not annualized for periods less than one year and does not reflect payment of the expenses that apply to the variable accounts or any annuity charges and if it did performance would be lower.

(e)
Portfolio turnover is not annualized for periods of less than one year. Portfolio turnover is calculated on the basis of the Fund as a whole, without distinguishing between the classes of shares issued.

(f)
The expenses or expense waivers for certain Funds' Class I shares were $0.00 for one or more days during certain periods and this was a result of the net assets for the respective Class being below a level to generate an expense allocation greater than $0.005 for that day. Additionally, the expenses or expense waivers for certain Funds' Class I shares were $0.01 for one or more days during certain periods and this was a result of the net assets for the respective Class being at a level to generate an expense allocation between $0.005 and $0.01 for that day and rounded to $0.01. As a result, the ratios of net and total expenses to average net assets during the period for Class I shares can be less than or more than the anticipated ratios of net and total expenses to average net assets depending on the net assets that Class I shares acquired during the period.

(g)
Prior to September 25, 2017, the Fund accrued the Rule 12b-1 fee at the maximum annual rate up to 0.20% of the average daily net assets of Class A shares of the Fund. Effective September 25, 2017, the maximum annual rate for Rule 12b-1 fees paid by the Fund changed from 0.20% to 0.30% of the average daily net assets of the Class A shares of the Fund.

24

VOTING INFORMATION

The following information applies to the Reorganization of the Acquired Fund and Acquiring Fund for which you are entitled to vote.

The Meeting

The Meeting will be held at 12:30 p.m., Eastern Time, on March 27, 2020, at 1 Corporate Way, Lansing, Michigan 48951, together with any adjournment thereof. The Meeting is being held to consider and vote on the Plan of Reorganization, which provides for the reorganization of the S&P Fund into the Nasdaq Fund, and any other business that may properly come before the Meeting. Only shareholders of the Acquired Fund are entitled to vote on this matter.

A copy of the Plan of Reorganization is attached hereto as Appendix A of this Proxy Statement/Prospectus.

The JNLST Board fixed the close of business on January 31, 2020, as the Record Date for the determination of shareholders entitled to notice of, and to vote at, the Meeting or any adjournment thereof.

Quorum and Voting

The Amended and Restated By-Laws of JNLST, dated September 6, 2019 (the “JNLST By-Laws”), provide that except as otherwise provided by law, the JNLST Amended and Restated Declaration of Trust dated June 1, 1994 and amended and restated on September 25, 2017 (the “JNLST Declaration of Trust”), or the JNLST By-Laws, the holders of a majority of the shares issued and outstanding and entitled to vote at the meeting, present in person, present by means of remote communication in a manner, if any, authorized by the Board in its sole discretion, or represented by proxy, shall constitute a quorum for the transaction of business. The presence of the Insurance Companies, through the presence of an authorized representative, constitutes a quorum. A quorum, once established at a meeting, shall not be broken by the withdrawal of enough votes to leave less than a quorum.

The JNLST By-Laws further provide that shares may be voted in person or by proxy. A proxy with respect to shares held in the name of two or more persons shall be valid if executed by any one of them unless at or prior to the exercise of the proxy JNLST receives a specific written notice to the contrary from any one of them. A proxy purporting to be executed by or on behalf of a Shareholder shall be deemed valid unless challenged at or prior to its exercise, and the burden of proving its invalidity shall rest on the challenger. At all meetings of Shareholders, unless inspectors of election have been appointed, all questions relating to the qualification of voters and the validity of proxies and the acceptance or rejection of votes shall be decided by the chairman of the meeting. Any person giving voting instructions may revoke them at any time prior to their exercise by submitting to the Secretary of JNLST a superseding voting instruction form or written notice of revocation. Voting instructions can be revoked until the Meeting date. Only the Contract Owner executing the voting instructions can revoke them. The Insurance Companies will vote the shares of the Fund in accordance with all properly executed and unrevoked voting instructions. Unless otherwise specified in the proxy, the proxy shall apply to all shares of the Fund owned by the Shareholder.

Required Vote

The vote of the “majority of the outstanding voting shares” of a Fund is required to approve the Proposal. The vote of the “majority of the outstanding voting shares” means the lesser of (i) 67% or more of the shares of the Fund entitled to vote thereon present in person or by proxy at the Meeting if holders of more than 50% of the outstanding shares of the Fund are present in person or represented by proxy, or (ii) more than 50% of the outstanding shares of the Fund.  Except as otherwise provided by law, if a Shareholder abstains from voting as to any matter, then the shares represented by such abstention will be treated as shares that are present at the Meeting for purposes of determining the existence of a quorum. However, abstentions will not be counted as a vote cast on such proposal. The approval of the Proposal depends upon whether a sufficient number of votes are cast for the Proposal.  Accordingly, an instruction to abstain from voting on any proposal has the same practical effect as an instruction to vote against the Proposal.

Contract Owner Voting Instructions

VF LLC is organized as a Delaware limited liability company, and JNLST is organized as a Massachusetts business trust. Shares of VF LLC and JNLST currently are sold only to Separate Accounts of the Insurance Companies to fund the benefits of variable insurance contracts, to certain non-qualified employee benefit plans of Jackson National, or directly to the Insurance Companies. In addition, shares of VF LLC and JNLST are sold to certain funds of JNLST

25

and Jackson Variable Series Trust organized as funds-of-funds. Although the Insurance Companies legally own all of the shares of the Fund held in their respective Separate Accounts that relate to the Contracts, a portion of the value of each Contract is invested by the Insurance Companies, as provided in the Contract, in shares of one or more funds.

Contract Owners have the right under the interpretations of the 1940 Act to instruct the relevant Insurance Company how to vote the shares attributable to their Contract. Contract Owners at the close of business on the Record Date will be entitled to notice of the Meeting and to instruct the relevant Insurance Company how to vote at the Meeting or any adjourned session. The Insurance Company will vote all such shares in accordance with the voting instructions timely given by the Contract Owners with assets invested in the Acquired Fund. Shares for which the Insurance Company receives a voting instruction card that is signed, dated, and timely returned but is not marked to indicate voting instructions will be treated as an instruction to vote the Shares in favor of the Proposal. Shares for which the Insurance Company receives no timely voting instructions from a Contract Owner will be voted by the applicable Insurance Company either for or against approval of the applicable Proposal, or as an abstention, in the same proportion as the Shares for which Contract Owners have provided voting instructions to the Insurance Company. The Insurance Companies and their affiliates will vote their own shares and shares held by other regulated investment companies in the same proportion as voting instructions timely given by Contract Owners. As a result, a small number of Contract Owners may determine the outcome of the vote.

Contract Owners may use the enclosed voting instructions form as a ballot to give their voting instructions for those shares attributable to their Contract as of the Record Date. The Insurance Companies have fixed the close of business on March 25, 2020 as the last day on which voting instructions will be accepted, other than those provided in person at the Meeting.

Proxy and Voting Instruction Solicitations

The JNLST Board is soliciting proxies from shareholders of the Acquired Fund. The Insurance Companies are the shareholders of record and are soliciting voting instructions from their Contract Owners as to how to vote at the Meeting. In addition to the mailing of these proxy materials, voting instructions may be solicited by letter, telephone or personal contact by officers or employees of JNLST, JNAM or officers or employees of the Insurance Companies.

JNAM, as JNLST’s administrator, has retained the services of Donnelley Financial LLC (“DFS”), 35 West Wacker Drive, Chicago, IL 60601. Under the agreement between JNAM and DFS, DFS’s subcontractor, Mediant Communications (“Mediant”), 400 Regency Parkway, Suite 200, Cary, North Carolina 27519 will provide proxy distribution, solicitation, and tabulation services (the “Services”). The anticipated cost of the Services to be provided by Mediant in connection with this proxy solicitation is approximately $10,350.11 and will be borne by JNAM.

The costs of printing and mailing of the Notice, this Proxy Statement/Prospectus, and the accompanying voting instruction card, and the solicitation of Contract Owner voting instructions, will be paid by JNAM. JNLST does not expect to bear any significant expenses in connection with the Meeting or the solicitation of proxies and voting instructions.

Adjournments

Any authorized voting instructions will be valid for any adjournment of the Meeting. If JNLST receives an insufficient number of votes to approve the Proposal, the Meeting may be adjourned to permit the solicitation of additional votes. The Meeting may be adjourned by the chairperson of the Meeting from time to time to reconvene at the same or some other place as determined by the chairperson of the Meeting for any reason, including failure of a Proposal to receive sufficient votes for approval. No Shareholder vote shall be required for any adjournment. No notice need be given that the Meeting has been adjourned other than by announcement at the Meeting. Any business that might have been transacted at the original Meeting may be transacted at any adjourned Meeting.

Revocation of Voting Instructions

Any person giving voting instructions may revoke them at any time prior to the Meeting by submitting to the Insurance Companies a superseding voting instruction form or written notice of revocation or by appearing and voting in person at the Meeting. Only the Contract Owner executing the voting instructions can revoke them. The Insurance Companies will vote the shares of the Acquired Fund in accordance with all properly executed and un-revoked voting instructions.

26

Outstanding Shares and Principal Shareholders

The Insurance Companies will vote on the Reorganization as instructed by their Contract Owners. [As of January 31, 2020, the Trustees and officers of JNLST, as a group, beneficially owned less than 1% of the outstanding shares of the Acquired Fund.]

Because the shares of the Acquired Fund are sold only to the separate accounts of the Insurance Companies, certain funds of JNLST and Jackson Variable Series Trust organized as funds-of-funds, and certain non-qualified retirement plans, the Insurance Companies, through the Separate Accounts which hold shares in JNLST and VF LLC as funding vehicles for the Contracts and certain retirement plans, are the owners of record of substantially all of the shares of JNLST and VF LLC. In addition, Jackson National, through its general account, is the beneficial owner of shares in certain of the Funds, in some cases representing the initial capital contributed at the inception of a Fund, and in other cases representing investments made for other corporate purposes. The table below shows the number of outstanding shares of the Acquired Fund as of the Record Date that are entitled to vote at the Meeting.

Fund	Total Number of Outstanding Shares
S&P Fund (Class A)	[To be Provided]
S&P Fund (Class I)	[To be Provided]

As of the Record Date, [January 31, 2020], the following person(s) owned 5% or more of the shares of the Acquired Fund either beneficially or of record:

S&P Fund – Class A Shares
Contract Owner’s Name/Address	Percent Ownership of Shares of the Fund	Percent Ownership of Shares of the Combined Fund (assuming the Reorganization occurs)
[To be Provided]	[To be Provided]	[To be Provided]

S&P Fund – Class I Shares
Contract Owner’s Name/Address	Percent Ownership of Shares of the Fund	Percent Ownership of Shares of the Combined Fund (assuming the Reorganization occurs)
[To be Provided]	[To be Provided]	[To be Provided]

* * * * *

27

APPENDIX A

PLAN OF REORGANIZATION

JNL SERIES TRUST

JNL/Mellon S&P 1500 Growth Index Fund

JNL VARIABLE FUND LLC

JNL/Mellon Nasdaq® 100 Index Fund

This Plan of Reorganization has been entered into on April 24, 2020, by JNL SERIES TRUST (“JNLST”), a Massachusetts business trust, on behalf of its JNL/MELLON S&P 1500 GROWTH INDEX FUND (the “Acquired Fund”) and JNL Variable Fund LLC (“VF LLC”), a Delaware limited liability company, on behalf of its JNL/MELLON NASDAQ® 100 INDEX FUND (the “Acquiring Fund”).

WHEREAS, JNLST and VF LLC are both registered with the U.S. Securities and Exchange Commission in accord with the provisions of the Investment Company Act of 1940, as amended (the “1940 Act”), each as an open-end management investment company, and each has established several separate series of shares (“funds”), with each fund having its own assets and investment policies;

WHEREAS, JNLST’s Board of Trustees, including a majority of the Trustees who are not interested persons of JNLST, has determined that participation in the transaction described herein is in the best interests of the Acquired Fund, and that the interests of the existing shareholders of the Acquired Fund will not be diluted as a result of the transaction described herein;

WHEREAS, VF LLC’s Board of Managers, including a majority of the Managers who are not interested persons of VF LLC, has determined that participation in the transaction described herein is in the best interests of the Acquiring Fund, and that the interests of the existing members of the Acquiring Fund will not be diluted as a result of the transaction described herein;

WHEREAS, Article II, Section 2.1 of JNLST’s Amended and Restated Declaration of Trust, dated September 25, 2017 (the “JNLST Declaration of Trust”), authorizes the Board of Trustees to conduct the business of JNLST and carry on its operations;

WHEREAS, Article III, Section 1 of VF LLC’s Amended and Restated Operating Agreement, adopted December 3, 2014 (the “Operating Agreement”), authorizes the Board of Managers to conduct the business of VF LLC and carry on its operations;

WHEREAS, JNLST’s Board of Trustees, including a majority of the Trustees who are not interested persons of JNLST, has approved the reorganization of the Acquired Fund with and into the Acquiring Fund (the “Reorganization”), subject to the approval of the shareholders of the Acquired Fund; and

WHEREAS, VF LLC’s Board of Managers, including a majority of the Managers who are not interested persons of VF LLC, has approved the Reorganization, subject to the approval of the shareholders of the Acquired Fund.

Now, Therefore, all the assets, liabilities and interests of the Acquired Fund shall be transferred on the Closing Date to the Acquiring Fund, as described below; provided, however, that such transaction shall not occur unless and until this Plan of Reorganization shall have first been approved by a majority of the outstanding voting securities of the Acquired Fund as provided in Section 2(a)(42) of the 1940 Act; and provided further that JNLST’s Board of Trustees or VF LLC’s Board of Managers may terminate this Plan of Reorganization at or prior to the Closing Date:

  The Closing Date shall be April 24, 2020, or if the New York Stock Exchange or another primary trading market for portfolio securities of the Acquired Fund or the Acquiring Fund (each, an “Exchange”) is closed to trading or trading thereon is restricted, or trading or the reporting of trading on an Exchange or elsewhere is disrupted so that, in the judgment of either JNLST’s Board of Trustees or VF LLC’s Board of Managers, accurate appraisal of the value of either the Acquired Fund’s or the Acquiring Fund’s net assets and/or the net asset value per share of Acquiring Fund shares is impracticable, the Closing Date shall be postponed until
A-1

  the first business day after the day when such trading has been fully resumed and such reporting has been restored;

  The obligations of the Acquired Fund and the Acquiring Fund to complete the transaction described herein shall be subject to receipt by the Acquired Fund and the Acquiring Fund of an opinion of Ropes & Gray LLP dated on the Closing Date (which opinion will be subject to certain qualifications) satisfactory to both parties substantially to the effect that, for U.S. federal income tax purposes, on the basis of the existing provisions of the Internal Revenue Code of 1986, as amended (the “Code”), Treasury regulations promulgated thereunder, current administrative rules, and court decisions, and assuming, among other assumptions, that the variable annuity contracts or variable life insurance policies funded by insurance company separate accounts that hold shares of the Funds (for purposes of this paragraph, each a “contract” and collectively, the “contracts”) and the insurance companies issuing the contracts are properly structured under Subchapter L of the Code, the Reorganization will not be a taxable event for contract owners (the “Tax Opinion”). The Tax Opinion will be based on certain factual certifications made by officers of JNLST and VF LLC, on behalf of each Fund and will also be based on reasonable assumptions. The Tax Opinion may state that it is not a guarantee that the tax consequences of the Reorganization will be as described above, and that there is no assurance that the Internal Revenue Service or a court would agree with the opinion.

  On or before the Closing Date, and before effecting the Reorganization described herein, VF LLC shall have received a satisfactory written opinion of legal counsel as to such transaction that the securities to be issued in connection with such transaction have been duly authorized and, when issued in accordance with this Plan of Reorganization, will have been validly issued and fully paid and will be non-assessable by VF LLC on behalf of the Acquiring Fund.

  In exchange for all of its shares of the Acquired Fund, each shareholder of such Acquired Fund shall receive a number of shares, including fractional shares, of the corresponding share class of the Acquiring Fund equal in dollar value to the number of whole and fractional shares that such shareholder owns in such Acquired Fund. Each shareholder of such Acquired Fund shall thereupon become a member of the Acquiring Fund.
  For purposes of this transaction, the value of the shares of the Acquiring Fund and the Acquired Fund shall be determined as of 4:00 p.m., Eastern Time, on the Closing Date. Those valuations shall be made in the usual manner as provided in the relevant prospectus of JNLST and VF LLC.

  Upon completion of the foregoing transaction (and, notwithstanding anything to the contrary herein, within 24 months of the date hereof), the Acquired Fund shall be terminated and no further shares shall be issued by it. The classes of JNLST’s shares representing such Acquired Fund shall thereupon be closed and the shares previously authorized for those classes shall be reclassified by JNLST’s Board of Trustees. JNLST’s Board of Trustees and management of JNLST shall take whatever actions may be necessary under Massachusetts law and the 1940 Act to effect the termination of the Acquired Fund.
  The costs and expenses associated with the Reorganization relating to the solicitation of proxies, including preparing, filing, printing, and mailing of the proxy statement and related disclosure documents, and the costs and expenses related to the preparation of the tax opinion and obtaining a consent of independent registered public accounting firm will be borne by Jackson National Asset Management, LLC (“JNAM”), and no sales or other charges will be imposed on contract owners in connection with the Reorganization. The legal expenses associated with the Reorganization, including the legal fees incurred in connection with the analysis under the Code of the tax treatment of this transaction, will also be borne by JNAM.

A copy of the JNLST Declaration of Trust is on file with the Secretary of the Commonwealth of Massachusetts. A copy of the Operating Agreement for VF LLC is on file with the Secretary of State of the State of Delaware. Notice is hereby given that this instrument is executed on behalf of JNLST Trustees as Trustees and VF LLC Managers as Managers, and is not binding on any of the Trustees, Managers, officers, shareholders of JNLST or members of VF LLC individually, but only binding on the assets and properties of the Acquired Fund or the Acquiring Fund, respectively.

A-2

IN WITNESS WHEREOF, JNLST, on behalf of the Acquired Fund, and VF LLC, on behalf of the Acquiring Fund, have caused this Plan of Reorganization to be executed and attested in the City of Chicago, State of Illinois, on the date first written above.

JNL SERIES TRUST

By:
Mark D. Nerud, Trustee, President, and
Chief Executive Officer

Attest:
Susan S. Rhee, Vice President, Chief Legal
Officer, and Secretary

JNL VARIABLE FUND LLC

By:
Mark D. Nerud, Manager, President, and
Chief Executive Officer

Attest:
Susan S. Rhee, Vice President, Chief Legal
Officer, and Secretary

A-3

APPENDIX B

More Information on Strategies and Risk Factors

Acquired Fund

JNL/Mellon S&P 1500 Growth Index Fund

Class A

Class I

Investment Objective. The investment objective of the Fund is to match the performance of the S&P 1500® Growth Index. The Fund is constructed to mirror the S&P 1500® Growth Index to provide long-term capital growth.

Principal Investment Strategies. The Fund seeks to achieve its objective by investing in large-capitalization company securities. The Fund employs a passive investment approach, called indexing, which attempts to replicate the investment performance of the S&P 1500 Growth Index (“Index”) through statistical procedures. The Fund does not employ traditional methods of active investment management, which involves the buying and selling of securities based upon security analysis. The Fund attempts to replicate the target index by investing all or substantially all of its assets in the stocks that make up the Index. As of December 31, 2018, the market capitalization range of the Index is $76.54 million to $785.03 billion. Indexing may offer a cost-effective investment approach to gaining diversified market exposure over the long-term.

The Fund seeks to invest under normal circumstances at least 80% of its assets (net assets plus the amount of any borrowings made for investment purposes) in the stocks in the Index in proportion to their market capitalization weighting in the Index. This approach is called “replication.” When attempting to replicate a capitalization-weighted index such as the Index, portfolio turnover is reduced to what the index adds and deletes, investor contributions and withdrawals, and reinvestment of income. The replicated portfolio does not require rebalancing as a result of market movement. The Fund is managed to reflect the composition of the Index and will rebalance as needed to reflect changes in the composition of the Index.

In the event that all the stocks comprising the Index cannot be purchased, the Fund may purchase a representative sample of stocks from each economic sector included in the Index in proportion to the weighting in the Index. To the extent that the Fund seeks to replicate the Index using such sampling techniques, a close correlation between the Fund’s performance and the performance of the Index may be anticipated in both rising and falling markets. The Fund’s ability to achieve significant correlation between Fund and Index performance may be affected by changes in securities markets and changes in the composition of the Index.

The Fund may invest in financial futures, a type of derivative that may be used to obtain exposure to a variety of underlying assets, to provide liquidity for cash flows, to hedge dividend accruals or for other purposes that facilitate meeting the Fund’s objective. The Fund may hold up to 25% of its value in Index futures contracts.

The Fund may also invest in a combination of exchange-traded funds (“ETFs”) and cash to maintain correlation to its index, to assist with index rebalances, and to meet redemption or purchase requests. The Fund's holdings are rebalanced on a regular basis to reflect changes in the composition of the Index.

The Fund may invest in securities issued by companies in the financial services sector.

Principal Risks of Investing in the Fund. An investment in the Fund is not guaranteed. As with any mutual fund, the value of the Fund’s shares will change, and you could lose money by investing in the Fund. The following descriptions of the principal risks do not provide any assurance either of the Fund’s investment in any particular type of security, or assurance of the Fund’s success in its investment selections, techniques and risk assessments. As an indexed portfolio, the Fund may not achieve its investment objective for a variety of reasons, the inability to purchase certain securities in the index, including changes in the financial condition of issuers (due to such factors as management performance, reduced demand or overall market changes), fluctuations in the financial markets, declines in overall securities prices, or country specific factors that would prevent the Fund from achieving its investment objective. The principal risks of investing in the Fund include:

•	Equity securities risk
•	Investment style risk
•	Derivatives risk
•	Exchange-traded funds investing risk
B-1

•	Financial services risk
•	Index investing risk
•	Large-capitalization investing risk
•	License termination risk
•	Passive investment risk
•	Portfolio turnover risk
•	Tracking error risk

Please see the “Glossary of Risks” section at the end of Appendix B for a description of these risks. There may be other risks that are not listed in this Prospectus that could cause the value of your investment in the Fund to decline and that could prevent the Fund from achieving its stated investment objective. This Prospectus does not describe all of the risks of every technique, investment strategy or temporary defensive position that the Fund may use. For additional information regarding the risks of investing in the Fund, please refer to the Fund’s Statement of Additional Information.

Additional Information About the Other Investment Strategies, Other Investments and Risks of the Fund (Other than Principal Strategies/Risks). There may be additional risks that may affect the Fund’s ability to achieve its stated investment objective. Those additional risks are:

•	Counterparty risk
•	Cybersecurity risk
•	Expense risk
•	Investment strategy risk
•	Leverage risk
•	Market risk
•	Redemption risk
•	Regulatory investment limits risk
•	Securities lending risk
•	Settlement risk

Please see the “Glossary of Risks” section at the end of Appendix B for a description of these risks.

In addition, the performance of the Fund depends on the Sub-Adviser's abilities to effectively implement the investment strategies of the Fund.

The Fund’s Statement of Additional Information has more information about the Fund’s authorized investments and strategies, as well as the risks and restrictions that may apply to it.

 Acquiring Fund

JNL/Mellon Nasdaq® 100 Index Fund

Class A

Class I

Investment Objective. The investment objective of the Fund is total return.

Principal Investment Strategies. The Fund seeks to achieve its objective by investing in the 100 securities which comprise the NASDAQ-100 Index® (“Index”). The Fund selects a portfolio of securities selected from securities included in the Index. The Fund seeks to invest under normal circumstances at least 80% of its assets (net assets plus the amount of any borrowings made for investment purposes) in the stocks in the Index in proportion to their market capitalization weighting in the Index.

The Fund does not employ traditional methods of active investment management, which involves the buying and selling of securities based upon security analysis. The Fund employs a passive investment approach, called indexing, which attempts to replicate the investment performance of the Index through statistical procedures.

The Index includes 100 of the largest non-financial domestic and international securities listed on the Nasdaq Stock Market. The Index reflects companies across high-growth industry groups including computer hardware and software, telecommunications, retail/wholesale trade and biotechnology.

B-2

The Fund's holdings are rebalanced on a regular basis to reflect changes in the composition of the Index.

Certain provisions of the Investment Company Act of 1940, as amended (the “1940 Act”) may limit the ability of the Fund to invest in certain securities in excess of certain percentage limitations. For example, because exchange-traded funds ("ETFs") are investment companies, investment in ETFs would, absent exemptive relief, be limited under applicable federal statutory provisions. Those provisions generally restrict a fund’s investment in the shares of another investment company to, as determined immediately after a purchase is made, not more than 5% of its total assets (which may represent no more than 3% of the outstanding voting stock of such other investment company) and limit aggregate investments in all investment companies to 10% of total assets.

The Fund may invest in financial futures, a type of derivative that may be used to obtain exposure to a variety of underlying assets, consistent with the Fund's investment objective and strategies, to provide liquidity for cash flows, to hedge dividend accruals or for other purposes that facilitate meeting the Fund’s objective. The Fund's use of financial futures is intended to assist replicating the investment performance of the Index.

The Fund may invest in the securities of non-U.S. issuers.

The Fund is “non-diversified” under the 1940 Act and may invest more of its assets in fewer issuers than “diversified” mutual funds.

Principal Risks of Investing in the Fund. An investment in the Fund is not guaranteed. As with any mutual fund, the value of the Fund’s shares will change, and you could lose money by investing in the Fund. The following descriptions of the principal risks do not provide any assurance either of the Fund’s investment in any particular type of security, or assurance of the Fund’s success in its investment selections, techniques and risk assessments. As a managed portfolio, the Fund may not achieve its investment objective for a variety of reasons including changes in the financial condition of issuers (due to such factors as management performance, reduced demand or overall market changes), fluctuations in the financial markets, declines in overall securities prices, or the Sub-Adviser investment techniques otherwise failing to achieve the Fund’s investment objective. The principal risks of investing in the Fund include:

•	Equity securities risk
•	Large-capitalization investing risk
•	Non-diversification risk
•	Derivatives risk
•	Foreign regulatory risk
•	Foreign securities risk
•	Index investing risk
•	Market risk
•	Passive investment risk
•	Tracking error risk

Please see the “Glossary of Risks” section at the end of Appendix B for a description of these risks. There may be other risks that are not listed in this Prospectus that could cause the value of your investment in the Fund to decline and that could prevent the Fund from achieving its stated investment objective. This Prospectus does not describe all of the risks of every technique, investment strategy or temporary defensive position that the Fund may use. For additional information regarding the risks of investing in the Fund, please refer to the Fund’s Statement of Additional Information.

Additional Information About the Other Investment Strategies, Other Investments and Risks of the Fund (Other than Principal Strategies/Risks). To effectively manage cash inflows and outflows, the Fund may maintain a cash position of up to 5% of net assets under normal circumstances primarily consisting of shares of money market mutual funds including the affiliated JNL Government Money Market Fund and investments in other investment companies (such as exchange traded funds) to the extent permitted under the 1940 Act. The Fund may also invest in money market instruments.

There may be additional risks that may affect the Fund’s ability to achieve its stated investment objective. Those additional risks are:

•	Concentration risk
•	Cybersecurity risk
B-3

•	Expense risk
•	Financial services risk
•	Investment strategy risk
•	Investment style risk
•	License termination risk
•	Limited management, trading cost and rebalance risk
•	Liquidity risk
•	Portfolio turnover risk
•	Redemption risk
•	Regulatory investment limits risk
•	Securities lending risk

Please see the “Glossary of Risks” section at the end of Appendix B for a description of these risks.

In addition, the performance of the Fund depends on the Sub-Adviser's abilities to effectively implement the investment strategies of the Fund.

The Fund’s Statement of Additional Information has more information about the Fund’s authorized investments and strategies, as well as the risks and restrictions that may apply to it.

Glossary of Risks

Concentration risk – The Fund may concentrate its investments in certain securities. To the extent that the Fund focuses on particular countries, regions, industries, sectors, issuers, types of investment or limited number of securities from time to time, the Fund may be subject to greater risks of adverse economic, business or political developments in such areas of focus than a fund that invests in a wider variety of countries, regions, industries, sectors or investments.

Industry

Companies within an industry are often faced with the same economic conditions, government regulations, availability of basic resources or supplies, or other events that affect that industry, and their stock may react similarly and move in unison with these and other market conditions. As a result, stocks within a certain industry in which the Fund invests may be more volatile, and carry greater risk of adverse developments affecting many of the Fund’s holdings, than a mixture of stocks of companies from a wide variety of industries.

Geographic

To the extent that the Fund has a significant level of investment in issuers in particular countries or regions, the Fund’s performance is expected to be closely tied to social, political and economic conditions within those countries or regions and to be more volatile than the performance of more geographically diversified funds. The economies and financial markets of certain regions can be highly interdependent and may decline all at the same time. In addition, certain regions are prone to natural disasters such as earthquakes, volcanoes, droughts or tsunamis and are economically sensitive to environmental events. Such events may have a negative impact on the value of the Fund’s investments in those regions.

Security

The Fund’s portfolio may invest in a limited number of securities. As compared to other Funds, this could subject the Fund to additional risk if one of the portfolio securities declines in price, or if certain sectors of the market experience a downturn. It may take additional time to sell all or part of a Fund’s investment in a particular security, and consequently, concentrating portfolio investments may also limit the ability of the Fund to take advantage of other investment opportunities.

Counterparty risk – Transactions involving a counterparty are subject to the credit risk of the counterparty. A Fund that enters into contracts with counterparties, such as repurchase or reverse repurchase agreements or over-the-counter (“OTC”) derivatives contracts, or that lends its securities, runs the risk that the counterparty will be unable or unwilling to make timely settlement payments or otherwise honor its obligations. If a counterparty fails to meet its contractual obligations, files for bankruptcy, or otherwise experiences a business interruption, the Fund could

B-4

suffer losses, including monetary losses, miss investment opportunities or be forced to hold investments it would prefer to sell. Counterparty risk is heightened during unusually adverse market conditions.

Participants in OTC derivatives markets typically are not subject to the same level of credit evaluation and regulatory oversight as are members of exchange-based markets, and, therefore, OTC derivatives generally expose a Fund to greater counterparty risk than exchange-traded derivatives. A Fund is subject to the risk that a counterparty will not settle a derivative in accordance with its terms because of a dispute over the terms of the contract (whether or not bona fide) or because of a credit or liquidity problem. If a counterparty’s obligation to a Fund is not collateralized, then the Fund is essentially an unsecured creditor of the counterparty. If a counterparty defaults, the Fund will have contractual remedies, but the Fund may be unable to enforce them, which may cause the Fund to suffer a loss. Counterparty risk is greater for derivatives with longer maturities because there is more time for events to occur that may prevent settlement. Counterparty risk also is greater when a Fund has concentrated its derivatives with a single or small group of counterparties. Counterparty risk still exists even if a counterparty’s obligations are secured by collateral because the Fund’s interest in the collateral may not be perfected or additional collateral may not be promptly posted as required.

A Fund also is subject to counterparty risk because it executes its securities transactions through brokers and dealers. If a broker or dealer fails to meet its contractual obligations, goes bankrupt, or otherwise experiences a business interruption, the Fund could miss investment opportunities or be unable to dispose of investments it would prefer to sell, resulting in losses for the Fund.

Counterparty risk with respect to derivatives will be affected by rules and regulations affecting the derivatives market. Some derivatives transactions are required to be centrally cleared, and a party to a cleared derivatives transaction is subject to the credit risk of the clearing house and the clearing member through which it holds its cleared position, rather than the credit risk of its original counterparty to the derivatives transaction. Credit risk of market participants with respect to derivatives that are centrally cleared is concentrated in a few clearing houses, and it is not clear how an insolvency proceeding of a clearing house would be conducted and what impact an insolvency of a clearing house would have on the financial system. A clearing member is obligated by contract and by applicable regulation to segregate all funds received from customers with respect to cleared derivatives transactions from the clearing member’s proprietary assets. However, all funds and other property received by a clearing member from its customers with respect to cleared derivatives are generally held by the clearing member on a commingled basis in an omnibus account, and the clearing member may invest those funds in certain instruments permitted under the applicable regulations. Therefore, a Fund might not be fully protected in the event of the bankruptcy of a Fund’s clearing member because the Fund would be limited to recovering only a pro rata share of all available funds segregated on behalf of the clearing member’s customers for a relevant account class. Also, the clearing member is required to transfer to the clearing house the amount of margin required by the clearing house for cleared derivatives, which amounts are generally held in an omnibus account at the clearing house for all customers of the clearing member. Regulations promulgated by the CFTC require that the clearing member notify the clearing house of the initial margin provided by the clearing member to the clearing house that is attributable to each customer. However, if the clearing member does not accurately report a Fund’s initial margin, the Fund is subject to the risk that a clearing house will use the Fund’s assets held in an omnibus account at the clearing house to satisfy payment obligations of a defaulting customer of the clearing member to the clearing house. In addition, clearing members generally provide the clearing house the net amount of variation margin required for cleared swaps for all of its customers in the aggregate, rather than individually for each customer. A Fund is therefore subject to the risk that a clearing house will not make variation margin payments owed to the Fund if another customer of the clearing member has suffered a loss and is in default, and the risk that the Fund will be required to provide additional variation margin to the clearing house before the clearing house will move the Fund’s cleared derivatives transactions to another clearing member. In addition, if a clearing member does not comply with the applicable regulations or its agreement with a Fund, or in the event of fraud or misappropriation of customer assets by a clearing member, the Fund could have only an unsecured creditor claim in an insolvency of the clearing member with respect to the margin held by the clearing member.

Cybersecurity risk – Cyber attacks could disrupt daily operations related to trading and portfolio management. In addition, technology disruptions and cyber attacks may impact the operations or securities prices of an issuer or a group of issuers, and thus may have an adverse impact on the value of the Fund’s investments. Cyber attacks on securities markets or the financial services infrastructure could cause market volatility or the failure of critical financial services. Cyber attacks on a Fund’s Sub-Adviser(s) and service providers could cause business failures or delays in daily processing, and the Funds may not be able to issue a NAV per share. As a result, cyber attacks could impact the performance of the Funds.

B-5

Derivatives risk – Certain Funds may invest in derivatives, which are financial instruments whose value depends on, or is derived from, the value of underlying assets, reference rates, or indices. Derivatives can be highly volatile and may be subject to transaction costs and certain risks, such as unanticipated changes in securities prices and global currency investment. Derivatives also are subject to a number of risks described elsewhere in this section, such as leverage risk, liquidity risk, interest rate risk, market risk, counterparty risk, and credit risk. They also involve the risk of mispricing or improper valuation and the risk that changes in the value of the derivative may not correlate perfectly with the underlying asset, interest rate or index. Gains or losses from derivatives can be substantially greater than the derivatives’ original cost. Certain derivatives transactions may subject the Fund to counterparty risk.

The Fund’s investment manager must choose the correct derivatives exposure versus the underlying assets to be hedged or the income to be generated, in order to realize the desired results from the investment. The Fund’s investment manager must also correctly predict price, credit or their applicable movements, during the life of a derivative, with respect to the underlying asset in order to realize the desired results from the investment.

The Fund could experience losses if its derivatives were poorly correlated with its other investments, or if the Fund were unable to liquidate its position because of an illiquid secondary market. The market for many derivatives is, or suddenly can become, illiquid. Changes in liquidity may result in significant, rapid and unpredictable changes in the prices for derivatives. The value of derivatives may fluctuate more rapidly than other investments, which may increase the volatility of the Fund, depending on the nature and extent of the derivatives in the Fund’s portfolio.

If the Fund’s investment manager uses derivatives in attempting to manage or “hedge” the overall risk of the portfolio, the strategy might not be successful and the Fund may lose money. To the extent that the Fund is unable to close out a position because of market illiquidity or counterparty default, the Fund may not be able to prevent further losses of value in its derivatives holdings and the Fund’s liquidity may be impaired to the extent that it has a substantial portion of its otherwise liquid assets marked as segregated on its books to cover its obligations under such derivative instruments.

The Fund may also be required to take or make delivery of an underlying instrument that the manager would otherwise have attempted to avoid. Investors should bear in mind that, while a Fund may intend to use derivative strategies on a regular basis, it is not obligated to actively engage in these transactions, generally or in any particular kind of derivative, if the investment manager elects not to do so due to availability, cost or other factors.

The Fund’s use of derivative instruments may involve risks different from, or possibly greater than, the risks associated with investing directly in securities and other more traditional investments. Certain derivative transactions may have a leveraging effect on the Fund. For example, a small investment in a derivative instrument may have a significant impact on the Fund’s exposure to interest rates, currency exchange rates or other investments. As a result, a relatively small price movement in a derivative instrument may cause an immediate and substantial loss or gain. The Fund may engage in such transactions regardless of whether the Fund owns the asset, instrument or components of the index underlying the derivative instrument. The Fund may invest a portion of its assets in these types of instruments, which could cause the Fund’s investment exposure to exceed the value of its portfolio securities and its investment performance could be affected by securities it does not own.

The U.S. Government has enacted legislation that provides for new regulation of the derivatives market, including clearing, margin, reporting, and registration requirements. The CFTC, SEC and other federal regulators have been tasked with developing the rules and regulations enacting the provisions of the Dodd-Frank Wall Street Reform and Consumer Protection Act (the “Dodd-Frank Act”). While certain of the rules are effective, other rules are not yet final and/or effective, so its ultimate impact remains unclear. The Dodd-Frank Act substantially increased regulation of the over-the-counter derivatives market and participants in that market, imposing various requirements on transactions involving instruments that fall within the Dodd-Frank Act’s definition of “swap” and “security-based swap.” It is possible that government regulation of various types of derivative instruments could potentially limit or completely restrict the ability of a Fund to use these instruments as a part of its investment strategy, increase the costs of using these instruments or make them less effective. Limits or restrictions applicable to the counterparties with which a Fund engages in derivative transactions could also prevent a Fund from using these instruments or affect the pricing or other factors relating to these instruments, or may change availability of certain investments.

The CFTC and certain futures exchanges have established limits, referred to as “position limits,” on the maximum net long or net short positions which any person or entity may hold or control in particular options and futures contracts (and certain related swap positions). All positions owned or controlled by the same person or entity, even if in different accounts, may be aggregated for purposes of determining whether the applicable position limits have

B-6

been exceeded and, as a result, the investment manager’s trading decisions may have to be modified or positions held by a Fund may have to be liquidated in order to avoid exceeding such limits. Even if the Fund does not intend to exceed applicable position limits, it is possible that different clients managed by the investment manager or its affiliates may be aggregated for this purpose. The modification of investment decisions or the elimination of open positions, if it occurs, may adversely affect the profitability of the Fund.

Under the Dodd-Frank Act, a Fund also may be subject to additional recordkeeping and reporting requirements. In addition, the tax treatment of certain derivatives, such as swaps, is unclear under current law and may be subject to future legislation, regulation or administrative pronouncements issued by the IRS. Other future regulatory developments may also impact a Fund’s ability to invest or remain invested in certain derivatives. Legislation or regulation may also change the way in which a Fund itself is regulated. The investment manager cannot predict the effects of any new governmental regulation that may be implemented or the ability of a Fund to use swaps or any other financial derivative product, and there can be no assurance that any new governmental regulation will not adversely affect a Fund’s ability to achieve its investment objective.

Equity securities risk – Common and preferred stocks represent equity ownership in a company. Stock markets are volatile, and equity securities generally have greater price volatility than fixed-income securities. The price of equity or equity-related securities will fluctuate and can decline and reduce the value of a portfolio investing in equity or equity-related securities. The value of equity or equity-related securities purchased by the Fund could decline if the financial condition of the companies the Fund invests in decline or if overall market and economic conditions deteriorate. They may also decline due to factors that affect a particular industry or industries, such as labor shortages or an increase in production costs and competitive conditions within an industry. In addition, they may decline due to general market conditions that are not specifically related to a company or industry, such as real or perceived adverse economic conditions, changes in the general outlook for corporate earnings, changes in interest or currency rates or generally adverse investor sentiment.

Exchange-traded funds investing risk – Most exchange-traded funds (“ETFs”) are investment companies whose shares are purchased and sold on a securities exchange. Generally, an ETF represents a portfolio of securities designed to track a particular market segment or index. Many ETFs have obtained exemptive relief from the SEC to permit unaffiliated funds to invest in the ETFs’ shares beyond the statutory limitations, subject to certain conditions. A Fund may rely on these exemptive orders to invest in unaffiliated ETFs. An investment in an ETF generally presents the following risks: (i) the same primary risks as an investment in a conventional mutual fund (i.e., one that is not exchange-traded) that has the same investment objectives, strategies and policies; (ii) the risk that an ETF may fail to accurately track the market segment or index that underlies its investment objective; (iii) price fluctuation, resulting in a loss to the Fund; (iv) the risk that an ETF may trade at a discount to its net asset value; (v) the risk that an active market for an ETF’s shares may not develop or be maintained; and (vi) the risk that an ETF may no longer meet the listing requirements of any applicable exchanges on which that ETF is listed. When the Fund invests in an ETF, shareholders of the Fund bear their proportionate share of the ETF’s fees and expenses as well as their share of the Fund’s fees and expenses.

In addition, many ETFs invest in securities included in, or representative of, underlying indexes regardless of investment merit or market trends and, therefore, these ETFs do not change their investment strategies to respond to changes in the economy, which means that an ETF may be particularly susceptible to a general decline in the market segment relating to the relevant index. As with traditional mutual funds, ETFs charge asset-based fees. The Funds will indirectly pay a proportional share of the asset-based fees of the ETFs in which the Funds invest. During periods of market volatility, there may be delays in the pricing of ETFs, and ETF exchange-traded prices may also be subject to volatility, which could cause the Fund to lose money.

Expense risk – Fund expenses are subject to a variety of factors, including fluctuations in the Fund’s net assets. Accordingly, actual expenses may be greater or less than those indicated in the Fund’s Prospectus. For example, to the extent that the Fund’s net assets decrease due to market declines or redemptions, the Fund’s expenses will increase as a percentage of Fund net assets. During periods of high market volatility, these increases in the Fund’s expense ratio could be significant.

Financial services risk – An investment in issuers in the financial services sector may be adversely affected by, among other things: (i) changes in the regulatory framework; (ii) interest rate changes that may negatively affect financial service businesses; (iii) exposure of a financial institution to a non-diversified or concentrated loan portfolio; (iv) exposure to financial leverage and/or investments or agreements which, under certain circumstances, may lead to losses (e.g., sub-prime loans); and (v) the risk that a market shock or other unexpected market,

B-7

economic, political, regulatory, or other event might lead to a sudden decline in the values of most or all companies in the financial services sector.

Foreign regulatory risk – The Adviser is an indirect wholly owned subsidiary of Prudential plc, a publicly traded company incorporated in the United Kingdom and is not affiliated in any manner with Prudential Financial Inc., a company whose principal place of business is in the United States of America or with the Prudential Assurance Company, a subsidiary of M&G plc, a company incorporated in the United Kingdom. Through its ownership structure, the Adviser has a number of global financial industry affiliates. As a result of this structure, and the asset management and financial industry business activities of the Adviser and its affiliates, the Adviser and the Fund may be prohibited or limited in effecting transactions in certain securities. Additionally, the Adviser and the Fund may encounter trading limitations or restrictions because of aggregation issues or other foreign regulatory requirements. Foreign regulators or foreign laws may impose position limits on securities held by the Fund, and the Fund may be limited as to which securities it may purchase or sell, as well as the timing of such purchases or sales. These foreign regulatory limits may increase the Fund’s expenses and may limit the Fund’s performance.

Foreign securities risk – Investments in, or exposure to, foreign securities involve risks not typically associated with U.S. investments. These risks include, among others, adverse fluctuations in foreign currency values, possible imposition of foreign withholding or other taxes on income payable on the securities, as well as adverse political, social and economic developments, such as political upheaval, acts of terrorism, financial troubles, or natural disasters. Many foreign securities markets, especially those in emerging market countries, are less stable, smaller, less liquid, and less regulated than U.S. securities markets, and the costs of trading in those markets is often higher than in U.S. securities markets. There may also be less publicly available information about issuers of foreign securities compared to issuers of U.S. securities and foreign issuers may not be subject to the same accounting, auditing and financial recordkeeping standards and requirements as domestic issuers. In addition, the economies of certain foreign markets may not compare favorably with the economy of the United States with respect to issues such as growth of gross national product, reinvestment of capital, resources and balance of payments position. Such factors may adversely affect the value of securities issued by companies in foreign countries or regions.

Investments in, or exposure to, foreign securities could be affected by restrictions on receiving the investment proceeds from a foreign country, confiscatory foreign tax laws, and potential difficulties in enforcing contractual obligations. Transactions may be subject to less efficient settlement practices, including extended clearance and settlement periods. Foreign accounting may be less revealing than U.S. accounting practices and regulation may be inadequate or irregular. Investments in, or exposure to, emerging market countries and/or their securities markets may present market, credit, currency, liquidity, legal, political, technical and other risks different from, or greater than, the risks of investing in developed countries. In addition, the risks associated with investing in a narrowly defined geographic area are generally more pronounced with respect to investments in, or exposure to, emerging market countries.

Index investing risk – A Fund’s indexing strategy does not attempt to manage volatility, use defensive strategies, or reduce the effects of any long-term periods of poor stock performance. Market fluctuations can cause the performance of an index to be significantly influenced by a small number of companies. Because different types of stocks tend to shift in and out of favor depending on market and economic conditions, performance of an index may be lower than the performance of funds that actively invest in stocks that comprise the index. Should a Fund engage in index sampling, the performance of the securities selected may not match the performance of the relevant index for a number of reasons, including, but not limited to: the Fund’s expenses, which the index does not bear; changes in securities markets; changes in the composition of the index; the size of the portfolio; the timing of purchases and redemptions of the Fund’s shares; and the costs and investment effects of reallocating a portion of the portfolio to comply with the diversification requirements under the Code. Certain regulatory limitations, such as Fund diversification requirements or foreign regulatory ownership requirements, may limit the ability of a Fund to completely replicate an index.

Investment strategy risk – The investment manager uses the principal investment strategies and other investment strategies to seek to achieve the Fund’s investment objective. Investment decisions made by the investment manager in accordance with these investment strategies may not produce the returns the investment manager expected, and may cause the Fund’s shares to decline in value or may cause the Fund to underperform other funds with similar investment objectives.

Investment style risk – The returns from a certain investment style may be lower than the returns from the overall stock market. For example, value funds typically emphasize stocks whose prices are below-average in comparison to earnings and book value, although they may yield above-average dividends. A value stock may not increase in

B-8

price if other investors fail to recognize the company’s value or the factors that are expected to increase the price of the security do not occur. As another example, growth funds generally focus on stocks of companies believed to have above-average potential for growth in revenue and earnings. Growth stock prices frequently reflect projections of future earnings or revenues, and if earnings growth expectations are not met, their stock prices will likely fall, which may reduce the value of a Fund’s investment in those stocks. Over market cycles, different investment styles may sometimes outperform other investment styles (for, example, growth investing may outperform value investing).

Large-capitalization investing risk – Large-capitalization stocks as a group could fall out of favor with the market, which may cause the Fund to underperform funds that focus on other types of stocks. In addition, larger, more established companies may be unable to respond quickly to new competitive challenges such as changes in technology and consumer preferences. Many larger companies also may not be able to attain the high growth rate of successful smaller companies, especially during extended periods of economic expansion.

Leverage risk – Certain transactions, such as reverse repurchase agreements, futures, forwards, swaps, or other derivative instruments, include the use of leverage and may cause the Fund to liquidate portfolio positions at disadvantageous times to satisfy its obligations or to meet asset segregation requirements. Leverage, including borrowing, may cause the Fund to be more volatile because leverage tends to exaggerate the effect of any increase or decrease in the value of the Fund’s portfolio securities. The effect of using leverage is to amplify the Fund’s gains and losses in comparison to the amount of the Fund’s assets (that is, assets other than borrowed assets) at risk, which may cause the Fund’s portfolio to be more volatile. If the Fund uses leverage, the Fund has the risk of capital losses that exceed the net assets of the Fund. To minimize these risks, the Fund attempts to segregate on its books (cover) liquid assets sufficient to cover the value of such transactions; however, such coverage techniques may not always be successful and the Funds could lose money.

License termination risk – The Fund may rely on licenses from a third party (licensor) that permit the Fund to use that party’s intellectual property in connection with the Fund’s name and/or investment strategies. The license may be terminated by the licensor, and as a result the Fund may lose its ability to use the licensed name or strategy, or receive important data from the licensor. Accordingly, a license may have a significant effect on the future operation of the Fund, including the need to change the investment strategy.

Limited management, trading cost and rebalance risk – Investing primarily according to specific, mechanical criteria and applied on a specific date each year may prevent a Fund from responding to market fluctuations, or changes in the financial condition or business prospects of the selected companies during the year. As a result of this investment strategy, the Fund may be subject to increased risk if one of the selected stocks declines in price or if certain sectors of the market, or economy, experience downturns. This investment strategy may also prevent taking advantage of trading opportunities that may be available to other funds.

Liquidity risk – Investments in securities that are difficult to purchase or sell (illiquid or thinly traded securities) may reduce returns if the Fund is unable to sell the securities at an advantageous time or price or achieve its desired level of exposure to a certain sector. An “illiquid investment” is defined as an investment that a Fund reasonably expects cannot be sold or disposed of in current market conditions in seven (7) calendar days or less without the sale or disposition significantly changing the market value of the investment. Liquidity risk arises, for example, from small average trading volumes, trading restrictions, or temporary suspensions of trading. In times of market volatility, certain securities or classes of securities may become illiquid. Government or regulatory actions may decrease market liquidity, and the liquidity for certain securities. Small-capitalization companies and companies domiciled in emerging markets pose greater liquidity and price volatility risks. Certain securities that were liquid when purchased may later become illiquid or less liquid, particularly in times of overall economic distress. Illiquid securities may also be difficult to value, may be required to be fair valued according to the valuation procedures approved by the Board, and may reflect a discount, which may be significant, from the market price of comparable securities for which a liquid market exists. Liquidity risk may also refer to the risk that the Fund will not be able to meet requests to redeem shares issued by a Fund without significant dilution of remaining investors’ interests in the Fund because of unusual market conditions, an unusually high volume of redemption requests, or other reasons. To meet redemption requests, the Fund may be forced to sell securities at an unfavorable time and/or under unfavorable conditions. In addition, although the fixed-income securities markets have grown significantly in the last few decades, regulations and business practices have led some financial intermediaries to curtail their capacity to engage in trading (i.e., “market making”) activities for certain debt securities. As a result, dealer inventories of fixed-income securities, which provide an indication of the ability of financial intermediaries to make markets in fixed-income securities, are at or near historic lows relative to market size. Because market makers help stabilize the market

B-9

through their financial intermediary services, further reductions in dealer inventories could have the potential to decrease liquidity and increase volatility in the fixed-income securities markets.

Market risk – Stock market risk refers to the fact that stock (equity securities) prices typically fluctuate more than the values of other types of securities, typically in response to changes in the particular company’s financial condition and factors affecting the market in general. Over time, the stock market tends to move in cycles, with periods when stock prices rise, and periods when stock prices decline. A slower-growth or recessionary economic environment could have an adverse effect on the price of the various stocks held by the Fund. Consequently, a broad-based market drop may also cause a stock’s price to fall.

Bond market risk generally refers to credit risk and interest rate risk. Credit risk is the actual or perceived risk that the issuer of the bond will not pay the interest and principal payments when due. Bond value typically declines if the issuer’s credit quality deteriorates. Interest rate risk is the risk that interest rates will rise and the value of bonds will fall. A broad-based market drop may also cause a bond’s price to fall.

Portfolio securities may also decline in value due to factors affecting securities markets generally, such as real or perceived adverse economic, political or regulatory conditions, inflation, changes in interest or currency rates or adverse investor sentiment, or due to factors affecting particular industries represented in the securities markets, such as competitive conditions. Changes in the financial condition of a single issuer can impact a market as a whole, and adverse market conditions may be prolonged and may not have the same impact on all types of securities. In addition, the markets may not favor a particular kind of security, including equity securities or bonds. The values of securities may fall due to factors affecting a particular issuer, industry or the securities market as a whole.

Non-diversification risk – The Fund is non-diversified. As such, the Fund may invest in a limited number of issuers. Under a definition provided by the Investment Company Act of 1940, as amended (the “1940 Act”), non-diversified funds may invest in fewer securities, or in larger proportions of the securities of single companies or industries. If these securities were to decline in value, there could be a substantial loss of the investment. In addition, because of the investment strategies, the Fund may hold a smaller number of issuers than if it were “diversified.” There is increased risk in investing in a smaller number of different issuers than there is in investing in a larger number of issuers since changes in the financial condition or market status of a single issuer may cause greater fluctuation in a non-diversified portfolio with respect to total return and share price.

Passive investment risk – The Fund is not actively managed. Unlike with an actively managed fund, the Fund does not use techniques or defensive strategies designed to lessen the effects of market volatility or to reduce the impact of periods of market decline. This means that, based on market and economic conditions, the Fund’s performance could be lower than actively managed funds that realign their portfolios more frequently based on the real-time market trends. Additionally, an index relies on various third-party sources of information to assess the criteria of issuers included in an index, including information that may be based on assumptions and estimates. Errors in index data, index computations, or the construction of an index in accordance with its methodology may occur from time to time and may not be identified and corrected by an index provider for a period of time or at all, which may have an adverse impact on the Fund and its performance. The Fund, an index provider, and the Adviser do not offer assurances that an index’s calculation methodology or sources of information will provide an accurate assessment of included issuers or a correct valuation of securities, nor can they guarantee the availability or timeliness of the production of an index.

Portfolio turnover risk – Frequent changes in the securities held by a Fund, including investments made on a shorter-term basis or in derivative instruments or in instruments with a maturity of one year or less at the time of acquisition, may increase transaction costs, which may reduce performance.

Redemption risk – Large redemption activity could result in the Fund being forced to sell portfolio securities at a loss or before the Adviser or Sub-Adviser would otherwise decide to do so. Large redemption activity in the Fund may also result in increased expense ratios, higher levels of realized capital gains or losses with respect to the Fund's portfolio securities, higher brokerage commissions, and other transaction costs. It could be difficult for a Fund to meet large redemption requests where there is minimal liquidity in the Fund’s portfolio securities.

Regulatory investment limits risk – The U.S. “Federal Securities Laws” may limit the amount a Fund may invest in certain securities. These limits may be Fund specific or they may apply to the investment manager. As a result of these regulatory limitations under the Federal Securities Laws and the asset management and financial industry business activities of the investment manager and its affiliates, the investment manager and the Fund may be

B-10

prohibited from or limited in effecting transactions in certain securities. The investment manager and the Fund may encounter trading limitations or restrictions because of aggregation issues or other regulatory requirements. The Federal Securities Laws may impose position limits on securities held by the Fund, and the Fund may be limited as to which securities it may purchase or sell, as well as the timing of such purchases or sales. These regulatory investment limits may increase the Funds’ expenses and may limit the Funds’ performance.

Securities lending risk – The Fund may lend its portfolio securities to brokers, dealers, and other financial institutions provided a number of conditions are satisfied, including that the loan is fully collateralized. When the Fund lends portfolio securities, its investment performance will continue to reflect changes in the value of the securities loaned, and the fund will also receive a fee or interest on the collateral. Securities lending involves the risk of loss or delays in recovery of the loaned security or loss of rights in the collateral if the borrower fails to return the security loaned or becomes insolvent. The Fund will also bear the risk of any decline in value of securities acquired with cash collateral. The Fund may pay lending fees to a party arranging the loan.

Settlement risk – Settlement risk is the risk that a settlement in a transfer system does not take place as expected. Delayed settlement may affect a Fund’s liquidity due to the timing and receipt of the proceeds from the sale of that security. Loan transactions often settle on a delayed basis compared with securities and the Fund may not receive proceeds from the sale of a loan for a substantial period after the sale, potentially impacting the ability of the Fund to make additional investments or meet redemption obligations. In order to meet short-term liquidity needs, the Fund may draw on its cash or other short-term positions, maintain short-term or other liquid assets sufficient to meet reasonably anticipated redemptions, or maintain a credit facility.

Tracking error risk – Tracking error is the divergence of the Fund’s performance from that of the Index. The Fund’s return may not match the return of the Index for a number of reasons. Tracking error may occur because of differences between the securities and other instruments held in the Fund’s portfolio and those included in the Index, pricing differences, differences in transaction costs, the Fund’s holding of uninvested cash, differences in timing of the accrual of or the valuation of dividends or interest, tax gains or losses, changes to the Index or the costs to the Fund of complying with various new or existing regulatory requirements. This risk may be heightened during times of increased market volatility or other unusual market conditions. Tracking error also may result because the Fund incurs fees and expenses, while the Index does not. However, the Fund may be required to deviate its investments from the securities and relative weightings of the Index to comply with the Investment Company Act of 1940, as amended to meet the issuer diversification requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies, or as a result of local market restrictions, or other legal reasons, including regulatory limits or other restrictions on securities that may be purchased by the Investment Adviser and its affiliate.

B-11

STATEMENT OF ADDITIONAL INFORMATION

February 10, 2020

JNL VARIABLE FUND LLC

JNL/Mellon S&P 1500 Growth Index Fund

(a series of JNL Series Trust)

(the “Acquired Fund”)

AND

JNL/Mellon Nasdaq® 100 Index Fund

(a series of JNL Variable Fund LLC)

(the “Acquiring Fund”)

1 Corporate Way
Lansing, Michigan 48951
(517) 381-5500

Acquisition of the assets and assumption of the liabilities of:	By and in exchange for shares of:
JNL/Mellon S&P 1500 Growth Index Fund	JNL/Mellon Nasdaq® 100 Index Fund

This Statement of Additional Information (the “SAI”) relates specifically to the proposed reorganization of the Acquired Fund into the Acquiring Fund under which the Acquiring Fund would acquire all of the assets of the Acquired Fund in exchange solely for shares of the Acquiring Fund and that Acquiring Fund’s assumption of all of the Acquired Fund’s liabilities (the “Reorganization”). This SAI is available to separate accounts, registered investment companies, and non-qualified plans of Jackson National Life Insurance Company or Jackson National Life Insurance Company of New York with amounts allocated to the Acquired Fund and to other shareholders of the Acquired Fund as of January 31, 2020.

This SAI consists of the cover page, the information set forth below and the following described documents, each of which is incorporated by reference herein and accompanies this SAI:

(1)       The Acquired Fund’s Statement of Additional Information dated April 29, 2019, as supplemented (File Nos. 033-87244 and 811-08894);

(2)       The Acquiring Fund’s Statement of Additional Information dated August 29, 2019, as supplemented (File Nos. 333-68105 and 811-09121);

(3)        The Annual Report to Shareholders of the Acquired Fund for the fiscal year ended December 31, 2018 (File Nos. 033-87244 and 811-08894);

(4)        The Annual Report to Shareholders of the Acquiring Fund for the fiscal year ended December 31, 2018 (File Nos. 333-68105 and 811-09121);

(5)        The Semi-Annual Report to Shareholders of the Acquired Fund for the period ended June 30, 2019 (File Nos. 033-87244 and 811-08894); and

C-1

(6)        The Semi-Annual Report to Shareholders of the Acquiring Fund for the period ended June 30, 2019 (File Nos. 333-68105 and 811-09121).

This SAI is not a prospectus. A Proxy Statement and Prospectus dated February 10, 2020, relating to the Reorganization (the “Proxy Statement/Prospectus”) may be obtained at no charge by calling 1-800-644-4565 (Jackson Service Center), 1-800-599-5651 (Jackson NY Service Center), by writing JNL Variable Fund LLC, P.O. Box 30314, Lansing, Michigan 48909-7814 or by visiting www.jackson.com. This SAI should be read in conjunction with the Proxy Statement/Prospectus.

C-2

PRO FORMA FINANCIAL INFORMATION

JNL/Mellon S&P 1500 Growth Index Fund merging into JNL/Mellon Nasdaq® 100 Index Fund

In accordance with the instructions to the Form N-14 proxy statement and prospectus, pro forma financial information for JNL/Mellon S&P 1500 Growth Index Fund (“S&P Fund”) and JNL/Mellon Nasdaq® 100 Index Fund (“Nasdaq Fund”) after giving effect to the proposed Reorganization is not required to be included in this SAI because the net assets of the S&P Fund as of December 4, 2019, within 30 days prior to date of filing of the proxy statement and prospectus for the proposed Reorganization, are less than 10 percent of the net assets of the Nasdaq Fund.

C-3

JNL VARIABLE FUND LLC

PART C
OTHER INFORMATION

Item 15. Indemnification

Article VI of the Registrant's Operating Agreement provides the Registrant shall indemnify each current and former member of its Board and each of its officers (including persons who serve at the Registrant 's request as directors, officers or managers of another organization in which the Registrant has any interest as a shareholder, creditor or otherwise and each current and former Member’s and officer’s and such other person’s heirs, executors and administrators) (each hereinafter referred to as a "Covered Person") against all judgments, fines, settlements and expenses to the fullest extent authorized, and in the manner permitted, by applicable federal and state law, including but not limited to amounts paid in satisfaction of judgments, in compromise or as fines and penalties, and counsel fees reasonably incurred by any Covered Person in connection with the defense or disposition of any action, suit or other proceeding, whether civil, criminal, administrative or investigative, and any appeal therefrom, before any court or administrative or legislative body, in which such Covered Person may be or may have been involved as a party or otherwise or with which such person may be or may have been threatened, while in office or thereafter, by reason of being or having been such a Covered Person.

The Registrant shall advance the expenses of Covered Persons who are parties to any Proceeding to the fullest extent permitted, by applicable federal and state law. For purposes of this paragraph, "Proceeding" means any threatened, pending or completed action, suit or proceeding, whether civil, criminal, administrative, or investigative. The Registrant shall indemnify each Covered Person against, or advance the expenses of any Covered Person for, the amount of any deductible provided in any liability insurance policy maintained by the Registrant. The foregoing indemnification arrangements are subject to the provisions of Section 17(h) of the Investment Company Act of 1940.

Insofar as indemnification by the Registrant for liabilities arising under the Securities Act of 1933 may be permitted to managers, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a manager, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted against the Registrant by such manager, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

In addition to the above indemnification, Jackson National Life Insurance Company extends its indemnification of its own officers, directors and employees to cover such persons' activities as officers, managers or employees of the Registrant.

Item 16. Exhibits
(1)			Certificate of Formation of Registrant, dated October 15, 1998.[1]

(2)			Amended and Restated Operating Agreement of Registrant, dated September 6, 2019, attached hereto.

(3)			Not Applicable

(4)			Plan of Reorganization; filed as Appendix A to the Proxy Statement and Prospectus set forth in Part A to this Registration Statement on Form N-14.

(5)			Provisions of instruments defining the rights of holders of the securities being registered are contained in the Registrant’s Amended and Restated Operating Agreement (Exhibit (2)).

(6)	(a)		Jackson National Asset Management, LLC (“JNAM”)

		(i)	Amended and Restated Investment Advisory and Management Agreement between JNAM and Registrant, effective December 1, 2012.[3]

		(ii)	Amendment, effective April 29, 2013, to Amended and Restated Investment Advisory and Management Agreement between JNAM and Registrant, effective December 1, 2012.[3]

		(iii)	Amendment, effective May 30, 2013, to Amended and Restated Investment Advisory and Management Agreement between JNAM and Registrant, effective December 1, 2012.[4]

		(iv)	Amendment, effective September 16, 2013, to Amended and Restated Investment Advisory and Management Agreement between JNAM and Registrant, effective December 1, 2012.[4]

		(v)	Amendment, effective June 4, 2014, to Amended and Restated Investment Advisory and Management Agreement between JNAM and Registrant, effective December 1, 2012.[6]

		(vi)	Amendment, effective September 15, 2014, to Amended and Restated Investment Advisory and Management Agreement between JNAM and Registrant, effective December 1, 2012.[6]

		(vii)	Amendment, effective April 27, 2015, to Amended and Restated Investment Advisory and Management Agreement between JNAM and Registrant, effective December 1, 2012.[7]

		(viii)	Amendment, effective July 1, 2015, to Amended and Restated Investment Advisory and Management Agreement between JNAM and Registrant, effective December 1, 2012.[8]

		(ix)	Amendment, effective September 28, 2015, to Amended and Restated Investment Advisory and Management Agreement between JNAM and Registrant, effective December 1, 2012.[8]

		(x)	Amendment, effective April 25, 2016, to Amended and Restated Investment Advisory and Management Agreement between JNAM and Registrant, effective December 1, 2012.[9]

		(xi)	Amendment, effective April 24, 2017, to Amended and Restated Investment Advisory and Management Agreement between JNAM and Registrant, effective December 1, 2012.[1][0]

		(xii)	Amendment, effective September 25, 2017, to Amended and Restated Investment Advisory and Management Agreement between JNAM and Registrant, effective December 1, 2012.[11]

		(xiii)	Amendment, effective June 24, 2019, to Amended and Restated Investment Advisory and Management Agreement between JNAM and Registrant, effective December 1, 2012, attached hereto.

		(xiv)	Amendment, effective September 6, 2019, to Amended and Restated Investment Advisory and Management Agreement between JNAM and Registrant, effective December 1, 2012, attached hereto.

	(b)		Mellon Investments Corporation (originally, Mellon Capital Management Corporation) (“Mellon”)

		(i)	Amended and Restated Investment Sub-Advisory Agreement between JNAM and Mellon, effective December 1, 2012.[3]

		(ii)	Amendment, effective February 20, 2013, to Amended and Restated Investment Sub-Advisory Agreement between JNAM and Mellon, effective December 1, 2012.[3]

		(iii)	Amendment, effective April 29, 2013, to Amended and Restated Investment Sub-Advisory Agreement between JNAM and Mellon, effective December 1, 2012.[3]

		(iv)	Amendment, effective May 30, 2013, to Amended and Restated Investment Sub-Advisory Agreement between JNAM and Mellon, effective December 1, 2012.[4]

		(v)	Amendment, effective September 16, 2013, to Amended and Restated Investment Sub-Advisory Agreement between JNAM and Mellon, effective December 1, 2012.[4]

		(vi)	Amendment, effective December 17, 2013, to Amended and Restated Investment Sub-Advisory Agreement between JNAM and Mellon, effective December 1, 2012.[5]

		(vii)	Amendment, effective June 4, 2014, to Amended and Restated Investment Sub-Advisory Agreement between JNAM and Mellon, effective December 1, 2012.[6]

		(viii)	Amendment, effective September 15, 2014, to Amended and Restated Investment Sub-Advisory Agreement between JNAM and Mellon, effective December 1, 2012.[6]

		(ix)	Amendment, effective April 27, 2015, to Amended and Restated Investment Sub-Advisory Agreement between JNAM and Mellon, effective December 1, 2012.[7]

		(x)	Amendment, effective July 1, 2015, to Amended and Restated Investment Sub-Advisory Agreement between JNAM and Mellon, effective December 1, 2012.[8]

		(xi)	Amendment, effective September 28, 2015, to Amended and Restated Investment Sub-Advisory Agreement between JNAM and Mellon, effective December 1, 2012.[8]

		(xii)	Amendment, effective April 25, 2016, to Amended and Restated Investment Sub-Advisory Agreement between JNAM and Mellon, effective December 1, 2012.[9]

		(xiii)	Amendment, effective August 31, 2016, to Amended and Restated Investment Sub-Advisory Agreement between JNAM and Mellon, effective December 1, 2012.[1][0]

		(xiv)	Amendment, effective September 19, 2016, to Amended and Restated Investment Sub-Advisory Agreement between JNAM and Mellon, effective December 1, 2012.[1][0]

		(xv)	Amendment, effective April 24, 2017, to Amended and Restated Investment Sub-Advisory Agreement between JNAM and Mellon, effective December 1, 2012.[1][0]

		(xvi)	Amendment, effective July 1, 2017, to Amended and Restated Investment Sub-Advisory Agreement between JNAM and Mellon, effective December 1, 2012.[11]

		(xvii)	Amendment, effective September 25, 2017, to Amended and Restated Investment Sub-Advisory Agreement between JNAM and Mellon, effective December 1, 2012.[11]

		(xviii)	Amendment, effective January 31, 2018, to Amended and Restated Investment Sub-Advisory Agreement between JNAM and Mellon, effective December 1, 2012.[12]

		(xix)	Amendment, effective August 13, 2018, to Amended and Restated Investment Sub-Advisory Agreement between JNAM and Mellon, effective December 1, 2012.[13]

		(xx)	Amendment, effective August 31, 2018, to Amended and Restated Investment Sub-Advisory Agreement between JNAM and Mellon, effective December 1, 2012.[13]

		(xxi)	Amendment, effective January 2, 2019, to Amended and Restated Investment Sub-Advisory Agreement between JNAM and Mellon, effective December 1, 2012.[13]

		(xxii)	Amendment, effective January 25, 2019, to Amended and Restated Investment Sub-Advisory Agreement between JNAM and Mellon, effective December 1, 2012.[13]

		(xxiii)	Amendment, effective June 24, 2019, to Amended and Restated Investment Sub-Advisory Agreement between JNAM and Mellon, effective December 1, 2012, attached hereto.

(7)		(i)	Second Amended and Restated Distribution Agreement between Registrant and Jackson National Life Distributors LLC (“JNLD”), effective July 1, 2017.[11]

		(ii)	Amendment, effective September 25, 2017, to Second Amended and Restated Distribution Agreement between Registrant and JNLD, effective July 1, 2017.[11]

		(iii)	Amendment, effective June 24, 2019, to Second Amended and Restated Distribution Agreement between Registrant and JNLD, effective July 1, 2017, attached hereto.

(8)			Not Applicable.

(9)		(i)	Custody Agreement between State Street Bank and Trust Company (“State Street”) and JNL Series Trust, dated December 30, 2010.[8]

		(ii)	Amendment, effective September 2, 2014, to the Custody Agreement between State Street and JNL Series Trust, dated December 30, 2010.[8]

(iii)
Amendment, effective April 27, 2015, to Custody Agreement between State Street and JNL Series Trust, dated December 30, 2010, to add Registrant; other additional registered investment companies (“RICs”); and JNL/AllianceBernstein Dynamic Asset Allocation Fund Ltd. and JNL/Neuberger Berman Risk Balanced Commodity Strategy Fund Ltd. (collectively, “Cayman Entities”) as parties.[8]

		(iv)	Amendment, effective September 28, 2015, to Custody Agreement between State Street, JNL Series Trust, Registrant, RICs and Cayman Entities, dated December 30, 2010.[8]

		(v)	Amendment, effective April 25, 2016, to Custody Agreement between Registrant, State Street, RICs and Cayman Entities, dated December 30, 2010.[9]

		(vi)	Amendment, effective September 19, 2016, to Custody Agreement between Registrant, State Street, RICs and Cayman Entities, dated December 30, 2010.[1][0]

		(vii)	Amendment, effective April 24, 2017, to Custody Agreement between Registrant, State Street, RICs and Cayman Entities, dated December 30, 2010.[1][0]

		(viii)	Amendment, effective September 25, 2017, to Custody Agreement between Registrant, State Street, RICs and Cayman Entities, dated December 30, 2010.[11]

		(ix)	Amendment, effective March 9, 2018, to Custody Agreement between Registrant, State Street, RICs and Cayman Entities, dated December 30, 2010, to add PPM Funds as a party.[12]

		(x)	Amendment, effective June 29, 2018, to Custody Agreement between Registrant, State Street, RICs, Cayman Entities, and PPM Funds, dated December 30, 2010.[13]

(xi)
Amendment, effective August 13, 2018, to Custody Agreement between Registrant, State Street, RICs, Cayman Entities, and PPM Funds, dated December 30, 2010.[13] (This amendment adds JNL Multi-Manager Alternative Fund (Boston Partners) Ltd. and JNL/Eaton Vance Global Macro Absolute Return Advantage Fund Ltd., additional “Cayman Entities,” as parties.)

(xii)
Amendment, effective April 29, 2019, to Custody Agreement between Registrant, State Street, RICs, Cayman Entities, and PPM Funds, dated December 30, 2010.[13] (This amendment removes JNL/AB Dynamic Asset Allocation Fund Ltd. as a party.)

		(xiii)	Amendment, effective June 24, 2019, to Custody Agreement between Registrant, State Street, RICs, Cayman Entities, and PPM Funds, dated December 30, 2010, attached hereto.

(10)	(a)	(i)	Amended and Restated Distribution Plan, adopted July 1, 2017.[11]

		(ii)	Amendment, effective September 25, 2017, to Amended and Restated Distribution Plan, adopted July 1, 2017.[11]

		(iii)	Amendment, effective June 24, 2019, to Amended and Restated Distribution Plan, adopted July 1, 2017, attached hereto.

	(b)	(i)	Multiple Class Plan, dated April 29, 2013.[3]

		(ii)	Amendment, effective September 16, 2013, to Multiple Class Plan, dated April 29, 2013.[4]

		(iii)	Amendment, effective September 15, 2014, to Multiple Class Plan, dated April 29, 2013.[6]

		(iv)	Amendment, effective April 27, 2015, to Multiple Class Plan, dated April 29, 2013.[7]

		(v)	Amendment, effective September 28, 2015, to Multiple Class Plan, dated April 29, 2013.[8]

		(vi)	Amendment, effective April 25, 2016, to Multiple Class Plan, dated April 29, 2013.[9]

		(vii)	Amendment, effective April 24, 2017, to Multiple Class Plan, dated April 29, 2013.[1][0]

		(viii)	Amendment, effective September 25, 2017, to Multiple Class Plan, dated April 29, 2013.[11]

		(ix)	Amendment, effective June 24, 2019, to Multiple Class Plan, dated April 29, 2013, attached hereto.

(11)			Opinion and Consent of Counsel regarding legality of shares being registered, attached hereto.

(12)			Opinion and Consent of Counsel regarding tax matters and consequences to members discussed in the Proxy Statement and Prospectus, to be filed by amendment.

(13)	(a)	(i)	Amended and Restated Administration Agreement between Registrant and JNAM, effective February 28, 2012.[2]

		(ii)	Amendment, effective April 29, 2013, to Amended and Restated Administration Agreement between Registrant and JNAM, effective February 28, 2012.[3]

		(iii)	Amendment, effective May 30, 2013, to Amended and Restated Administration Agreement between Registrant and JNAM, effective February 28, 2012.[4]

		(iv)	Amendment, effective September 5, 2013, to Amended and Restated Administration Agreement between Registrant and JNAM, effective February 28, 2012.[4]

		(v)	Amendment, effective September 16, 2013, to Amended and Restated Administration Agreement between Registrant and JNAM, effective February 28, 2012.[4]

		(vi)	Amendment, effective June 4, 2014, to Amended and Restated Administration Agreement between Registrant and JNAM, effective February 28, 2012.[6]

		(vii)	Amendment, effective September 15, 2014, to Amended and Restated Administration Agreement between Registrant and JNAM, effective February 28, 2012.[6]

		(viii)	Amendment, effective April 27, 2015, to Amended and Restated Administration Agreement between Registrant and JNAM, effective February 28, 2012.[7]

		(ix)	Amendment, effective September 28, 2015, to Amended and Restated Administration Agreement between Registrant and JNAM, effective February 28, 2012.[8]

		(x)	Amendment, effective October 1, 2015, to Amended and Restated Administration Agreement between Registrant and JNAM, effective February 28, 2012.[8]

		(xi)	Amendment, effective April 25, 2016, to Amended and Restated Administration Agreement between Registrant and JNAM, effective February 28, 2012.[9]

		(xii)	Amendment, effective April 24, 2017, to Amended and Restated Administration Agreement between Registrant and JNAM, effective February 28, 2012.[1][0]

		(xiii)	Amendment, effective September 25, 2017, to Amended and Restated Administration Agreement between Registrant and JNAM, effective February 28, 2012.[11]

		(xiv)	Amendment, effective January 1, 2019, to Amended and Restated Administration Agreement between Registrant and JNAM, effective February 28, 2012.[13]

		(xv)	Amendment, effective June 24, 2019, to Amended and Restated Administration Agreement between Registrant and JNAM, effective February 28, 2012, attached hereto.

	(b)	(i)	Administrative Fee Waiver Agreement between Registrant and JNAM, effective September 25, 2017.[11]

		(ii)	Amendment, effective April 30, 2018, to Administrative Fee Waiver Agreement between Registrant and JNAM, effective September 25, 2017.[12]

		(iii)	Amendment, effective June 24, 2019, to Administrative Fee Waiver Agreement between Registrant and JNAM, effective September 25, 2017, attached hereto.

	(c)	(i)	Amended and Restated Anti-Money Laundering Agreement between Registrant and Jackson National Life, dated November 27, 2012.[3]

		(ii)	Amendment, effective June 29, 2018, to Amended and Restated Anti-Money Laundering Agreement between Registrant and Jackson National Life, dated November 27, 2012.[13]

	(d)	(i)	Amended and Restated Contract Owner Information Agreement, pursuant to Rule 22c-2 between Registrant and Jackson National Life Insurance Company and its Separate Accounts, dated April 1, 2016.[9]

(ii)
Amendment, effective June 29, 2018, to Amended and Restated Contract Owner Information Agreement, pursuant to Rule 22c-2 between Registrant and Jackson National Life Insurance Company and its Separate Accounts, dated April 1, 2016.[13]

	(e)	(i)
Amended and Restated Contract Owner Information Agreement, pursuant to Rule 22c-2 between Registrant and Jackson National Life Insurance Company of New York and its Separate Accounts, dated April 1, 2016.[9]

(ii)
Amendment, effective June 29, 2018, to Amended and Restated Contract Owner Information Agreement, pursuant to Rule 22c-2 between Registrant and Jackson National Life Insurance Company of New York and its Separate Accounts, dated April 1, 2016.[13]

	(f)	(i)
Master InterFund Lending Agreement, dated as April 27, 2015, by and among the series listed of the Registrant, JNL Series Trust, JNL Investors Series Trust, JNL Strategic Income Fund LLC, Jackson Variable Series Trust and Curian Series Trust and JNAM and Curian Capital LLC.[7]

		(ii)	Amendment, effective February 2, 2016, to Master Interfund Lending Agreement dated April 27, 2015.[9]

		(iii)	Amendment, effective June 1, 2018, to Master Interfund Lending Agreement dated April 27, 2015.[13]

	(g)	(i)	Amended and Restated Transfer Agency Agreement between Registrant and JNAM, effective February 28, 2012.[2]

		(ii)	Amendment, effective April 29, 2013, to Amended and Restated Transfer Agency Agreement between Registrant and JNAM, effective February 28, 2012.[3]

		(iii)	Amendment, effective September 16, 2013, to Amended and Restated Transfer Agency Agreement between Registrant and JNAM, effective February 28, 2012.[4]

		(iv)	Amendment, effective September 15, 2014, to Amended and Restated Transfer Agency Agreement between Registrant and JNAM, effective February 28, 2012.[6]

		(v)	Amendment, effective April 27, 2015, to Amended and Restated Transfer Agency Agreement between Registrant and JNAM, effective February 28, 2012.[7]

		(vi)	Amendment, effective September 28, 2015 to Amended and Restated Transfer Agency Agreement between Registrant and JNAM, effective February 28, 2012.[8]

		(vii)	Amendment, effective April 25, 2016, to Amended and Restated Transfer Agency Agreement between Registrant and JNAM, effective February 28, 2012.[9]

		(viii)	Amendment, effective April 24, 2017, to Amended and Restated Transfer Agency Agreement between Registrant and JNAM, effective February 28, 2012.[1][0]

		(ix)	Amendment, effective September 25, 2017, to Amended and Restated Transfer Agency Agreement between Registrant and JNAM, effective February 28, 2012.[11]

		(x)	Amendment, effective June 24, 2019, to Amended and Restated Transfer Agency Agreement between Registrant and JNAM, effective February 28, 2012, attached hereto.

(14)			Consent of Independent Registered Public Accounting Firm, attached hereto.

(15)			None.

(16)			Powers of Attorney, dated June 1, 2019, attached hereto.

(17)			Form of Proxy and Voting Instruction Cards, attached hereto.

[1]
Incorporated by reference to Registrant's initial registration statement on Form N-1A (333-68105; 811-09121) (“Registration Statement”) filed with the Securities and Exchange Commission (“SEC”) on November 30, 1998.

[2]	Incorporated by reference to Registrant's Post-Effective Amendment No. 29 to Registration Statement filed with the SEC on April 26, 2012.
[3]	Incorporated by reference to Registrant's Post-Effective Amendment No. 31 to Registration Statement filed with the SEC on April 26, 2013.
[4]	Incorporated by reference to Registrant's Post-Effective Amendment No. 33 to Registration Statement filed with the SEC on September 13, 2013.
[5]	Incorporated by reference to Registrant's Post-Effective Amendment No. 35 to Registration Statement filed with the SEC on April 25, 2014.
[6]	Incorporated by reference to Registrant's Post-Effective Amendment No. 38 to Registration Statement filed with the SEC on September 12, 2014.
[7]	Incorporated by reference to Registrant's Post-Effective Amendment No. 40 to Registration Statement filed with the SEC on April 24, 2015.
[8]	Incorporated by reference to Registrant's Post-Effective Amendment No. 42 to Registration Statement filed with the SEC on September 25, 2015.
[9]	Incorporated by reference to Registrant's Post-Effective Amendment No. 44 to Registration Statement filed with the SEC on April 22, 2016.
[10]	Incorporated by reference to Registrant's Post-Effective Amendment No. 46 to Registration Statement filed with the SEC on April 20, 2017.
[11]	Incorporated by reference to Registrant's Post-Effective Amendment No. 52 to Registration Statement filed with the SEC on September 21, 2017.
[12]	Incorporated by reference to Registrant's Post-Effective Amendment No. 54 to Registration Statement filed with the SEC on April 26, 2018.
[13]	Incorporated by reference to Registrant's Post-Effective Amendment No. 57 to Registration Statement filed with the SEC on April 25, 2019.

Item 17. Undertakings

(1) The undersigned Registrant agrees that prior to any public reoffering of the securities registered through the use of a prospectus which is a part of this Registration Statement by any person or party who is deemed to be an underwriter within the meaning of Rule 145(c) under the Securities Act of 1933, as amended (the “1933 Act”), the reoffering prospectus will contain the information called for by the applicable registration form for reofferings by persons who may be deemed underwriters, in addition to the information called for by the other items of the applicable form.

(2) The undersigned Registrant agrees that every prospectus that is filed under paragraph (1) above will be filed as a part of an amendment to the Registration Statement and will not be used until the amendment is effective, and that, in determining any liability under the 1933 Act, each post-effective amendment shall be deemed to be a new registration statement for the securities offered therein, and the offering of the securities at that time shall be deemed to be the initial bona fide offering of them.

(3) The Registrant agrees to file an executed copy of the opinion of counsel supporting the tax consequences of the proposed reorganization as an amendment to this Registration Statement within a reasonable time after receipt of such opinion.

SIGNATURES

As required by the Securities Act of 1933, as amended (the “1933 Act”), this Registration Statement has been signed on behalf of the Registrant, in the City of Lansing and the State of Michigan on the 19th day of December 2019.

JNL VARIABLE FUND LLC

/s/ Emily J. Bennett *
Emily J. Bennett
Assistant Secretary

As required by the 1933 Act, this Registration Statement has been signed by the following persons in the capacities and on the dates indicated.

/s/ Emily J. Bennett *	December 19, 2019
Eric O. Anyah
Manager

/s/ Emily J. Bennett *	December 19, 2019
Michael Bouchard
Manager

/s/ Emily J. Bennett *	December 19, 2019
Ellen Carnahan
Manager

/s/ Emily J. Bennett *	December 19, 2019
William Crowley
Manager

/s/ Emily J. Bennett *	December 19, 2019
Michelle Engler
Manager

/s/ Emily J. Bennett *	December 19, 2019
John W. Gillespie
Manager

/s/ Emily J. Bennett *	December 19, 2019
William R. Rybak
Manager

/s/ Emily J. Bennett *	December 19, 2019
Mark S. Wehrle
Manager

/s/ Emily J. Bennett *	December 19, 2019
Edward C. Wood
Manager

/s/ Emily J. Bennett *	December 19, 2019
Patricia A. Woodworth
Manager

/s/ Emily J. Bennett *	December 19, 2019
Mark D. Nerud
Manager, President and Chief Executive Officer (Principal Executive Officer)

/s / Emily J. Bennett *	December 19, 2019
Daniel W. Koors
Vice President, Treasurer and Chief Financial Officer (Principal Financial Officer)

* By Emily J. Bennett, Attorney In Fact

EXHIBIT LIST

(2)			Amended and Restated Operating Agreement of Registrant, dated September 6, 2019.

(6)	(a)	(xiii)	Amendment, effective June 24, 2019, to Amended and Restated Investment Advisory and Management Agreement between JNAM and Registrant, effective December 1, 2012.

		(xiv)	Amendment, effective September 6, 2019, to Amended and Restated Investment Advisory and Management Agreement between JNAM and Registrant, effective December 1, 2012.

	(b)	(xxiii)	Amendment, effective June 24, 2019, to Amended and Restated Investment Sub-Advisory Agreement between JNAM and Mellon, effective December 1, 2012.

(7)		(iii)	Amendment, effective June 24, 2019, to Second Amended and Restated Distribution Agreement between Registrant and JNLD, effective July 1, 2017.

(9)		(xiii)	Amendment, effective June 24, 2019, to Custody Agreement between Registrant, State Street, RICs, Cayman Entities, and PPM Funds, dated December 30, 2010, attached hereto.

(10)	(a)	(iii)	Amendment, effective June 24, 2019, to Amended and Restated Distribution Plan, adopted July 1, 2017.

	(b)	(ix)	Amendment, effective June 24, 2019, to Multiple Class Plan, dated April 29, 2013.

(11)			Opinion and Consent of Counsel regarding legality of shares being registered.

(13)	(a)	(xv)	Amendment, effective June 24, 2019, to Amended and Restated Administration Agreement between Registrant and JNAM, effective February 28, 2012.

	(b)	(iii)	Amendment, effective June 24, 2019, to Administrative Fee Waiver Agreement between Registrant and JNAM, effective September 25, 2017.

	(g)	(x)	Amendment, effective June 24, 2019, to Amended and Restated Transfer Agency Agreement between Registrant and JNAM, effective February 28, 2012.

(14)			Consent of Independent Registered Public Accounting Firm.

(16)			Powers of Attorney, dated June 1, 2019.

(17)			Form of Proxy and Voting Instruction Cards.